UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: MARCH 31, 2023

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT March 31, 2023 (unaudited)

Biotech ETF	BBH
Digital Assets Mining ETF	DAM
Digital Transformation ETF	DAPP
Energy Income ETF	EINC
Environmental Services ETF	EVX
Gaming ETF	BJK
Green Infrastructure ETF	RNEW
Pharmaceutical ETF	PPH
Retail ETF	RTH
Semiconductor ETF	SMH
Video Gaming and eSports ETF	ESPO

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of March 31, 2023.

VANECK ETF TRUST

PRESIDENT’S LETTER

March 31, 2023 (unaudited)

Dear Fellow Shareholders:

Our outlook for financial markets in 2023 was “sideways.” The three major forces—monetary policy, government spending and economic growth—are negative or muted. This is still my view despite events in the last few months, discussed at the end of this letter.

Discussion

To recap this cycle: stocks and bonds historically do not perform well when the Fed tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets.

There are three things investors are facing, none of which is particularly positive for financial assets.

1.	Monetary Policy: Tightening

Money supply exploded during the COVID–19 pandemic, but declined dramatically in 2022, to low levels. This withdrawal of money supply is bad for stock and bond returns.

A second, modern component to monetary policy is the Fed balance sheet. After buying bonds during the pandemic, the Fed has now started shrinking the balance sheet—one estimate indicates $330 billion net out by the end of last November. The Fed has only shrunk its balance sheet once before, so we are facing an unknown.

Commodity prices and the Consumer Price Index (“CPI”) receive much focus, but I think what the Fed is really fighting is wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. I think the Fed knows it can’t control oil prices or supply chain directly, but it wants to manage this wage inflation psychology.

Services typically don’t reflect the price of commodities and, in 2022, we saw services inflation increase significantly. That’s not slowing down, and this is a battle the Fed is fighting that I think will last for an extended period of time.

2.	Fiscal Tightening

A second bearish factor is that government spending is unlikely to increase this year. The Republicans, who won control of the House of Representatives, are looking to slow government spending. And even Democrats like Larry Summers believe that stimulus spending during the pandemic led to inflation, so we’re unlikely to see another big stimulus spending bill regardless of who controls government.

3.	Global Growth is at Low Levels

Both Chinese and European growth, for different reasons, were slow in 2022. Over the last 20 years, U.S. and China have been the two main pillars of global growth. While China has loosened its Draconian domestic COVID-19 restrictions, and I think there will be a growth surge, the growth may be more domestic and consumer-led, which may not stimulate global growth as much as it has in recent decades.

The range in China growth estimates is from low (1% to 3%) to “high” (4% to 5%). In coming years, we will likely have to look to India, Indonesia and Africa to take up the baton as pillars of higher percentage global growth.

I don’t believe that we will escape these three dampeners on stock and bond returns in 2023—higher interest rates, no government spending growth and tepid global growth. We will need upside corporate profitability surprises or high Chinese growth to substantially boost markets this year, in our view.

However, after the 2022 losses, bond investments are now offering attractive yields, so this is currently our favorite asset class to buy. (See What to Buy? Bonds. When? Now.1) Because of higher interest rates, bonds

1

VANECK ETF TRUST

PRESIDENT’S LETTER

(unaudited) (continued)

can offer adequate returns, as they did in the 1970s even though that decade was the worst for interest rates in the last 100 years.

First Quarter 2023

My basic outlook hasn’t changed. There were two unexpected monetary stimuli in early 2023, but I think both are temporary. The first was the wave of money from Asia at year-end: Japanese bond buying of approximately $600 billion and Chinese money supply growth post-COVID-19. The second monetary stimulus was the credit the Fed provided to banks during the mini-bank crisis of March. I’m worried that the bank crisis will lead to a contraction of credit, but this is offset by China reopening. So, I don’t see these two monetary stimuli as significantly changing the “sideways” trajectory of 2023.

The only “new” thought is that, while I think the Fed won’t stimulate for a while, this is a good time to get positioned in assets that would benefit from that stimulus, namely gold and BTC (bitcoin).

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended March 31, 2023. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

April 7, 2023

PS The investing outlook can change suddenly. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights2”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1	What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.
2	https://www.vaneck.com/us/en/subscribe/.
2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2022 to March 31, 2023.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2022 - March 31, 2023(a)
Biotech ETF
Actual	$1,000.00	$1,157.20	0.35%	$1.88
Hypothetical (b)	$1,000.00	$1,023.19	0.35%	$1.77
Digital Assets Mining ETF
Actual	$1,000.00	$919.10	0.51%	$2.44
Hypothetical (b)	$1,000.00	$1,022.39	0.51%	$2.57
Digital Transformation ETF
Actual	$1,000.00	$939.30	0.51%	$2.47
Hypothetical (b)	$1,000.00	$1,022.39	0.51%	$2.57
Energy Income ETF
Actual	$1,000.00	$1,092.30	0.46%	$2.40
Hypothetical (b)	$1,000.00	$1,022.64	0.46%	$2.32
Environmental Services ETF
Actual	$1,000.00	$1,118.60	0.55%	$2.91
Hypothetical (b)	$1,000.00	$1,022.19	0.55%	$2.77
Gaming ETF
Actual	$1,000.00	$1,364.90	0.69%	$4.07
Hypothetical (b)	$1,000.00	$1,021.49	0.69%	$3.48
Green Infrastructure ETF
Actual (c)	$1,000.00	$1,014.40	0.47%	$2.13
Hypothetical (b)	$1,000.00	$1,022.59	0.47%	$2.37
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2022 - March 31, 2023(a)
Pharmaceutical ETF
Actual	$1,000.00	$1,162.70	0.36%	$1.94
Hypothetical (b)	$1,000.00	$1,023.14	0.36%	$1.82
Retail ETF
Actual	$1,000.00	$1,067.10	0.35%	$1.80
Hypothetical (b)	$1,000.00	$1,023.19	0.35%	$1.77
Semiconductor ETF
Actual	$1,000.00	$1,439.20	0.35%	$2.13
Hypothetical (b)	$1,000.00	$1,023.19	0.35%	$1.77
Video Gaming and eSports ETF
Actual	$1,000.00	$1,312.50	0.56%	$3.23
Hypothetical (b)	$1,000.00	$1,022.14	0.56%	$2.82

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2023), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
(c)	Expenses are equal to the Fund’s annualized expense ratio (for the period from October 19, 2022 (commencement of operations) to March 31, 2023) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
4

VANECK BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 3.3%
BeiGene Ltd. (ADR) *	76,485	$16,484,812
Germany: 3.2%
BioNTech SE (ADR)	126,729	15,786,632
Ireland: 3.7%
ICON Plc (USD) *	85,351	18,230,120
Switzerland: 0.7%
CRISPR Therapeutics AG (USD) * †	81,084	3,667,429
United States: 89.1%
Alnylam Pharmaceuticals, Inc. *	79,779	15,981,329
Amgen, Inc.	248,940	60,181,245
Argenx SE (ADR) *	59,432	22,143,175
Biogen, Inc. *	91,401	25,412,220
BioMarin Pharmaceutical, Inc. *	164,837	16,028,750
Bio-Techne Corp.	164,256	12,186,153
Charles River Laboratories International, Inc. *	53,249	10,746,713
	Number of Shares	Value
United States (continued)
Exact Sciences Corp. * †	164,651	$11,164,984
Gilead Sciences, Inc.	550,801	45,699,959
Illumina, Inc. *	104,006	24,186,595
Incyte Corp. *	167,182	12,082,243
Intellia Therapeutics, Inc. * †	82,223	3,064,451
IQVIA Holdings, Inc. *	113,611	22,596,092
Moderna, Inc. *	175,372	26,933,632
Natera, Inc. *	115,012	6,385,466
QIAGEN NV * †	234,345	10,763,466
Regeneron Pharmaceuticals, Inc. *	39,568	32,511,839
Repligen Corp. * †	55,053	9,268,723
Sarepta Therapeutics, Inc. *	90,709	12,502,421
Seagen, Inc. *	112,546	22,787,189
Vertex Pharmaceuticals, Inc. *	129,319	40,744,537
		443,371,182
Total Common Stocks (Cost: $487,425,849)		497,540,175
Total Investments: 100.0% (Cost: $487,425,849)		497,540,175
Liabilities in excess of other assets: 0.0%		(59,520)
NET ASSETS: 100.0%		$497,480,655

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $26,891,164.

Summary of Investments by Sector	% of Investments	Value
Biotechnology	78.2%	$389,562,313
Life Sciences Tools & Services	21.8	107,977,862
	100.0%	$497,540,175

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$497,540,175	$—	$—	$497,540,175

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

5

VANECK DIGITAL ASSETS MINING ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.3%
Australia: 3.9%
Iris Energy Ltd. (USD) *	18,135	$55,493
Bermuda: 6.4%
Hive Blockchain Technologies Ltd. (USD) * †	27,560	90,673
Canada: 14.3%
Bitfarms Ltd. (USD) *	59,124	57,350
Hut 8 Mining Corp. (USD) *	78,400	145,040
		202,390
China: 10.1%
BC Technology Group Ltd. (HKD) *	44,000	13,023
Canaan, Inc. (ADR) *	42,923	115,892
New Huo Technology Holdings Ltd. (HKD) *	51,000	14,552
		143,467
Germany: 4.4%
Northern Data AG *	4,531	62,588
Jersey, Channel Islands: 1.8%
Coinshares International Ltd. (SEK) *	7,900	25,260
United States: 59.4%
Applied Digital Corp. *	21,548	48,268
Bakkt Holdings, Inc. * †	24,198	41,621
Bit Digital, Inc. * †	31,080	47,863
	Number of Shares	Value
United States (continued)
Block, Inc. *	622	$42,700
Cipher Mining, Inc. * †	20,996	48,921
Cleanspark, Inc. * †	20,371	56,631
Coinbase Global, Inc. *	769	51,961
Galaxy Digital Holdings Ltd. (CAD) *	16,111	61,427
Marathon Digital Holdings, Inc. *	24,954	217,599
Riot Platforms, Inc. * †	17,101	170,839
Terawulf, Inc. *	55,486	52,035
		839,865
Total Common Stocks (Cost: $1,686,749)		1,419,736

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 14.8%
Money Market Fund: 14.8% (Cost: $209,134)
State Street Navigator Securities Lending Government Money Market Portfolio	209,134	209,134
Total Investments: 115.1% (Cost: $1,895,883)		1,628,870
Liabilities in excess of other assets: (15.1)%		(213,674)
NET ASSETS: 100.0%		$1,415,196

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $246,246.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	83.4%	$1,183,743
Financials	16.6	235,993
	100.0%	$1,419,736

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$55,493	$—	$—	$55,493
Bermuda	90,673	—	—	90,673
Canada	202,390	—	—	202,390
China	115,892	27,575	—	143,467
Germany	—	62,588	—	62,588
Jersey, Channel Islands	—	25,260	—	25,260
United States	839,865	—	—	839,865
Money Market Fund	209,134	—	—	209,134
Total Investments	$1,513,447	$115,423	$—	$1,628,870

See Notes to Financial Statements

7

VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.3%
Australia: 4.3%
Iris Energy Ltd. (USD) *	408,464	$1,249,900
Bermuda: 4.4%
Hive Blockchain Technologies Ltd. (USD) * †	390,037	1,283,222
Canada: 9.2%
Bitfarms Ltd. (USD) * †	1,265,242	1,227,285
Hut 8 Mining Corp. (USD) * †	787,928	1,457,667
		2,684,952
China: 6.1%
BC Technology Group Ltd. (HKD) *	1,363,500	403,569
Canaan, Inc. (ADR) * †	505,201	1,364,043
		1,767,612
Germany: 8.5%
Bitcoin Group SE	45,475	1,144,929
Northern Data AG *	96,960	1,339,324
		2,484,253
United States: 67.8%
Applied Digital Corp. * †	461,110	1,032,886
Bakkt Holdings, Inc. * †	741,329	1,275,086
Bit Digital, Inc. * †	808,027	1,244,362
Block, Inc. *	23,662	1,624,396
Cipher Mining, Inc. * †	545,853	1,271,837
Cleanspark, Inc. * †	435,924	1,211,869
	Number of Shares	Value
United States (continued)
Coinbase Global, Inc. *	29,272	$1,977,909
Galaxy Digital Holdings Ltd. (CAD) * †	383,069	1,460,551
Marathon Digital Holdings, Inc. * †	320,403	2,793,913
MicroStrategy, Inc. *	6,935	2,027,239
Riot Platforms, Inc. * †	237,874	2,376,361
Terawulf, Inc. *	1,442,548	1,352,822
		19,649,231
Total Common Stocks (Cost: $37,617,253)		29,119,170

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 27.1%
Money Market Fund: 27.1% (Cost: $7,875,098)
State Street Navigator Securities Lending Government Money Market Portfolio	7,875,098	7,875,098
Total Investments: 127.4% (Cost: $45,492,351)		36,994,268
Liabilities in excess of other assets: (27.4)%		(7,946,431)
NET ASSETS: 100.0%		$29,047,837

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,187,659.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	72.9%	$21,232,731
Financials	27.1	7,886,439
	100.0%	$29,119,170

See Notes to Financial Statements

8

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$1,249,900	$—	$—	$1,249,900
Bermuda	1,283,222	—	—	1,283,222
Canada	2,684,952	—	—	2,684,952
China	1,364,043	403,569	—	1,767,612
Germany	—	2,484,253	—	2,484,253
United States	19,649,231	—	—	19,649,231
Money Market Fund	7,875,098	—	—	7,875,098
Total Investments	$34,106,446	$2,887,822	$—	$36,994,268

See Notes to Financial Statements

9

VANECK ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 75.9%
Energy: 75.9%
Antero Midstream Corp.	89,983	$943,922
Archrock, Inc.	19,233	187,906
Cheniere Energy, Inc.	13,118	2,067,397
DT Midstream, Inc.	25,725	1,270,043
Enbridge, Inc.	60,600	2,311,890
EnLink Midstream LLC	66,814	724,264
Equitrans Midstream Corp.	95,010	549,158
Gibson Energy, Inc.	43,745	699,143
Hess Midstream LP	12,156	351,795
Keyera Corp.	58,822	1,287,860
Kinder Morgan, Inc.	100,741	1,763,975
Kinetik Holdings, Inc.	6,777	212,120
ONEOK, Inc.	23,840	1,514,794
Pembina Pipeline Corp.	43,198	1,399,615
Plains GP Holdings LP	59,673	782,910
Shawcor Ltd. *	19,948	183,613
Targa Resources Corp.	17,117	1,248,685
TC Energy Corp.	57,429	2,234,563
The Williams Companies, Inc.	62,240	1,858,486
Total Common Stocks (Cost: $21,814,104)		21,592,139
	Number of Shares	Value
MASTER LIMITED PARTNERSHIPS: 24.1%
Energy: 24.1%
Crestwood Equity Partners LP	8,597	$214,323
DCP Midstream LP	8,869	370,014
Energy Transfer LP	99,440	1,240,017
Enterprise Products Partners LP	50,293	1,302,589
Genesis Energy LP	8,873	99,910
Holly Energy Partners LP	4,505	78,252
Magellan Midstream Partners LP	21,963	1,191,712
MPLX LP	33,365	1,149,424
NuStar Energy LP	7,520	117,613
Plains All American Pipeline LP	45,753	570,540
Western Midstream Partners LP	19,864	523,814
Total Master Limited Partnerships (Cost: $5,886,658)		6,858,208
Total Investments: 100.0% (Cost: $27,700,762)		28,450,347
Other assets less liabilities: 0.0%		8,448
NET ASSETS: 100.0%		$28,458,795

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$28,450,347

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$21,592,139	$—	$—	$21,592,139
Master Limited Partnerships *	6,858,208	—	—	6,858,208
Total Investments	$28,450,347	$—	$—	$28,450,347

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

10

VANECK ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Canada: 6.4%
GFL Environmental, Inc. (USD)	63,688	$2,193,415
Li-Cycle Holdings Corp. (USD) * †	420,039	2,364,819
		4,558,234
United States: 93.7%
ABM Industries, Inc.	47,792	2,147,773
Aris Water Solutions, Inc. †	164,229	1,279,344
Casella Waste Systems, Inc. *	26,400	2,182,224
CECO Environmental Corp. *	98,490	1,377,875
Clean Harbors, Inc. *	15,660	2,232,490
Darling Ingredients, Inc. *	38,833	2,267,847
Donaldson Co., Inc.	33,309	2,176,410
Ecolab, Inc.	43,173	7,146,427
Energy Recovery, Inc. *	98,440	2,269,042
Evoqua Water Technologies Corp. *	45,599	2,267,182
Heritage-Crystal Clean, Inc. *	60,499	2,154,369
LanzaTech Global, Inc. *	375,902	1,458,500
Montrose Environmental Group, Inc. * †	62,632	2,234,083
PureCycle Technologies, Inc. * †	376,236	2,633,652
Republic Services, Inc.	51,207	6,924,211
	Number of Shares	Value
United States (continued)
Schnitzer Steel Industries, Inc.	46,728	$1,453,241
Stericycle, Inc. *	50,022	2,181,459
STERIS Plc	11,633	2,225,160
Tennant Co.	32,281	2,212,217
Tetra Tech, Inc.	14,967	2,198,802
Vertex Energy, Inc. * †	173,493	1,714,111
Waste Connections, Inc.	49,797	6,925,269
Waste Management, Inc.	43,690	7,128,897
		66,790,585
Total Common Stocks (Cost: $69,663,835)		71,348,819

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.8%
Money Market Fund: 4.8% (Cost: $3,420,543)
State Street Navigator Securities Lending Government Money Market Portfolio	3,420,543	3,420,543
Total Investments: 104.9% (Cost: $73,084,378)		74,769,362
Liabilities in excess of other assets: (4.9)%		(3,476,616)
NET ASSETS: 100.0%		$71,292,746

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $5,357,125.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Industrials	75.6%	$53,908,381
Materials	15.7	11,233,320
Consumer Staples	3.2	2,267,847
Health Care	3.1	2,225,160
Energy	2.4	1,714,111
	100.0%	$71,348,819

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$71,348,819	$—	$—	$71,348,819
Money Market Fund	3,420,543	—	—	3,420,543
Total Investments	$74,769,362	$—	$—	$74,769,362

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

11

VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 9.9%
Aristocrat Leisure Ltd.	201,866	$5,056,974
Lottery Corp. Ltd.	788,925	2,718,673
Star Entertainment Group Ltd. *	669,655	645,795
Tabcorp Holdings Ltd. †	863,300	576,720
		8,998,162
Cambodia: 0.6%
NagaCorp Ltd. (HKD) * †	727,741	567,927
China: 7.7%
Galaxy Entertainment Group Ltd. (HKD) *	812,240	5,433,172
Melco Resorts & Entertainment Ltd. (ADR) *	84,286	1,072,961
SJM Holdings Ltd. (HKD) * †	1,032,500	516,718
		7,022,851
France: 2.5%
La Francaise des Jeux SAEM 144A	55,642	2,323,196
Greece: 1.6%
OPAP SA	88,209	1,417,324
Ireland: 8.7%
Flutter Entertainment Plc *	43,456	7,921,964
Japan: 1.5%
Heiwa Corp.	29,900	591,811
Sankyo Co. Ltd.	18,479	769,703
		1,361,514
Malaysia: 4.7%
Genting Bhd	1,065,700	1,127,990
Genting Malaysia Bhd	1,402,898	844,134
Genting Singapore Ltd. (SGD)	2,754,900	2,327,338
		4,299,462
Malta: 0.9%
Kindred Group Plc (SEK) (SDR)	73,748	826,582
New Zealand: 0.3%
SkyCity Entertainment Group Ltd.	194,759	291,820
South Korea: 0.9%
Kangwon Land, Inc.	54,015	828,504
	Number of Shares	Value
Sweden: 7.2%
Evolution AB 144A	49,031	$6,575,079
United Kingdom: 4.2%
Entain Plc	188,705	2,937,381
Playtech Plc *	141,315	920,359
		3,857,740
United States: 49.3%
Boyd Gaming Corp.	27,739	1,778,625
Caesars Entertainment, Inc. *	54,328	2,651,750
Churchill Downs, Inc.	11,798	3,032,676
DraftKings, Inc. *	190,783	3,693,559
Gaming and Leisure Properties, Inc.	74,929	3,900,804
International Game Technology Plc †	51,385	1,377,118
Las Vegas Sands Corp. *	122,584	7,042,451
Light & Wonder, Inc. *	26,951	1,618,408
MGM Resorts International	100,136	4,448,041
Penn Entertainment, Inc. * †	45,196	1,340,513
Sands China Ltd. (HKD) *	1,170,000	4,064,540
VICI Properties, Inc.	187,612	6,119,903
Wynn Macau Ltd. (HKD) *	584,800	576,725
Wynn Resorts Ltd. *	29,810	3,336,037
		44,981,150

Total Common Stocks (Cost: $97,549,689)		91,273,275

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7%
Money Market Fund: 0.7% (Cost: $611,192)
State Street Navigator Securities Lending Government Money Market Portfolio	611,192	611,192
Total Investments: 100.7% (Cost: $98,160,881)		91,884,467
Liabilities in excess of other assets: (0.7)%		(683,282)
NET ASSETS: 100.0%		$91,201,185

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
SGD	Singapore Dollar

Footnotes:

*	Non-income producing

See Notes to Financial Statements

12

†	Security fully or partially on loan. Total market value of securities on loan is $2,041,888.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $8,898,275, or 9.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	89.0%	$81,252,568
Real Estate	11.0	10,020,707
	100.0%	$91,273,275

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$8,998,162	$—	$8,998,162
Cambodia	—	567,927	—	567,927
China	1,072,961	5,949,890	—	7,022,851
France	—	2,323,196	—	2,323,196
Greece	—	1,417,324	—	1,417,324
Ireland	—	7,921,964	—	7,921,964
Japan	—	1,361,514	—	1,361,514
Malaysia	—	4,299,462	—	4,299,462
Malta	—	826,582	—	826,582
New Zealand	—	291,820	—	291,820
South Korea	—	828,504	—	828,504
Sweden	—	6,575,079	—	6,575,079
United Kingdom	—	3,857,740	—	3,857,740
United States	40,339,885	4,641,265	—	44,981,150
Money Market Fund	611,192	—	—	611,192
Total Investments	$42,024,038	$49,860,429	$—	$91,884,467

See Notes to Financial Statements

13

VANECK GREEN INFRASTRUCTURE ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.5%
Automobiles & Components: 18.9%
BorgWarner, Inc.	1,223	$60,062
Lucid Group, Inc. * †	7,862	63,210
Rivian Automotive, Inc. * †	2,388	36,966
Tesla, Inc. *	393	81,531
		241,769
Capital Goods: 20.7%
Ameresco, Inc. *	177	8,712
Array Technologies, Inc. *	786	17,198
Bloom Energy Corp. *	937	18,674
Donaldson Co., Inc.	639	41,752
Energy Recovery, Inc. *	292	6,731
FuelCell Energy, Inc. * †	2,118	6,036
Hyzon Motors, Inc. * †	1,294	1,055
Plug Power, Inc. * †	3,044	35,676
Quanta Services, Inc.	454	75,654
SES AI Corp. *	1,598	4,714
Shoals Technologies Group, Inc. *	593	13,514
SunPower Corp. *	910	12,594
Sunrun, Inc. *	1,113	22,427
TPI Composites, Inc. *	219	2,858
		267,595
Commercial & Professional Services: 17.5%
Casella Waste Systems, Inc. *	265	21,905
Clean Harbors, Inc. *	282	40,202
Heritage-Crystal Clean, Inc. *	126	4,487
Montrose Environmental Group, Inc. *	155	5,529
Republic Services, Inc.	500	67,610
Stericycle, Inc. *	481	20,976
Waste Management, Inc.	411	67,063
		227,772
Energy: 10.1%
Cheniere Energy, Inc.	418	65,877
Clean Energy Fuels Corp. *	1,161	5,062
Enviva, Inc. †	349	10,079
Gevo, Inc. * †	1,239	1,908
Green Plains, Inc. *	310	9,607
New Fortress Energy, Inc.	1,090	32,079
REX American Resources Corp. *	91	2,602
Tellurian, Inc. *	2,949	3,627
		130,841
	Number of Shares	Value
Materials: 5.9%
Ecolab, Inc.	457	$75,647
Semiconductors & Semiconductor Equipment: 11.1%
Enphase Energy, Inc. *	213	44,790
First Solar, Inc. *	447	97,222
		142,012
Technology Hardware & Equipment: 1.0%
Itron, Inc. *	236	13,086
Utilities: 14.3%
Altus Power, Inc. *	829	4,543
Brookfield Renewable Corp.	899	31,420
Clearway Energy, Inc.	429	13,441
IDACORP, Inc.	264	28,599
Montauk Renewables, Inc. *	750	5,903
NextEra Energy Partners LP	452	27,459
NorthWestern Corp.	302	17,474
Ormat Technologies, Inc.	293	24,838
Southwest Gas Holdings, Inc.	350	21,858
Sunnova Energy International, Inc. * †	600	9,372
		184,907
Total Common Stocks (Cost: $1,285,860)		1,283,629

MASTER LIMITED PARTNERSHIP: 0.4% (Cost: $5,362)
Utilities: 0.4%
Suburban Propane Partners LP	331	5,071
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $1,291,222)		1,288,700

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.0%
Money Market Fund: 6.0% (Cost: $77,820)
State Street Navigator Securities Lending Government Money Market Portfolio	77,820	77,820
Total Investments: 105.9% (Cost: $1,369,042)		1,366,520
Liabilities in excess of other assets: (5.9)%		(76,012)
NET ASSETS: 100.0%		$1,290,508

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $156,045.
*	Non-income producing

See Notes to Financial Statements

14

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Industrials	38.5%	$495,368
Consumer Discretionary	18.8	241,770
Utilities	14.7	189,976
Information Technology	12.0	155,098
Energy	10.1	130,841
Materials	5.9	75,647
	100.0%	$1,288,700

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$1,283,629	$—	$—	$1,283,629
Master Limited Partnership *	5,071	—	—	5,071
Money Market Fund	77,820	—	—	77,820
Total Investments	$1,366,520	$—	$—	$1,366,520

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

15

VANECK PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.3%
Denmark: 6.2%
Novo Nordisk A/S (ADR)	143,864	$22,894,517
France: 4.9%
Sanofi (ADR)	337,803	18,383,239
Israel: 3.1%
Teva Pharmaceutical Industries Ltd. (ADR) *	1,318,311	11,667,052
Japan: 4.5%
Takeda Pharmaceutical Co. Ltd. (ADR) †	1,016,855	16,757,771
Switzerland: 5.3%
Novartis AG (ADR) †	214,777	19,759,484
United Kingdom: 14.3%
AstraZeneca Plc (ADR)	278,989	19,364,626
GSK Plc (ADR)	479,310	17,053,850
Haleon Plc (ADR) †	2,048,069	16,671,282
		53,089,758
United States: 61.0%
AbbVie, Inc.	133,149	21,219,956
AmerisourceBergen Corp.	106,017	16,974,382
Bausch Health Cos, Inc. *	356,481	2,887,496
Bristol-Myers Squibb Co.	265,850	18,426,064
Catalent, Inc. *	153,035	10,055,930
Elanco Animal Health, Inc. *	364,657	3,427,776
Eli Lilly & Co.	58,739	20,172,147
	Number of Shares	Value
United States (continued)
Jazz Pharmaceuticals Plc *	64,922	$9,500,036
Johnson & Johnson	181,976	28,206,280
McKesson Corp.	47,594	16,945,844
Merck & Co., Inc.	191,028	20,323,469
Organon & Co.	264,203	6,214,055
Patterson Companies, Inc.	84,347	2,257,969
Perrigo Co. Plc	130,766	4,690,576
Pfizer, Inc.	445,883	18,192,026
Viatris, Inc.	1,210,732	11,647,242
Zoetis, Inc.	94,607	15,746,389
		226,887,637
Total Common Stocks (Cost: $398,511,584)		369,439,458

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.6%
Money Market Fund: 5.6% (Cost: $20,666,021)
State Street Navigator Securities Lending Government Money Market Portfolio	20,666,021	20,666,021
Total Investments: 104.9% (Cost: $419,177,605)		390,105,479
Liabilities in excess of other assets: (4.9)%		(18,367,194)
NET ASSETS: 100.0%		$371,738,285

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $37,947,465.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Pharmaceuticals	80.0%	$295,370,025
Health Care Distributors	9.8	36,178,195
Biotechnology	5.7	21,219,956
Personal Care Products	4.5	16,671,282
	100.0%	$369,439,458

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$369,439,458	$—	$—	$369,439,458
Money Market Fund	20,666,021	—	—	20,666,021
Total Investments	$390,105,479	$—	$—	$390,105,479

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

16

VANECK RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 4.1%
JD.com, Inc. (ADR) †	139,699	$6,131,389
United States: 95.9%
Amazon.com, Inc. *	310,574	32,079,189
AmerisourceBergen Corp.	16,248	2,601,467
AutoZone, Inc. *	1,599	3,930,582
Bath & Body Works, Inc.	18,349	671,206
Best Buy Co., Inc.	16,967	1,328,007
Cardinal Health, Inc.	19,129	1,444,240
Costco Wholesale Corp.	22,153	11,007,161
CVS Health Corp.	82,233	6,110,734
Dollar General Corp.	18,505	3,894,562
Dollar Tree, Inc. *	17,769	2,550,740
Lowe’s Companies, Inc.	36,255	7,249,912
Lululemon Athletica, Inc. *	11,025	4,015,195
McKesson Corp.	13,501	4,807,031
	Number of Shares	Value
United States (continued)
O’Reilly Automotive, Inc. *	6,397	$5,430,925
Ross Stores, Inc.	28,503	3,025,023
Sysco Corp.	48,192	3,721,868
Target Corp.	40,139	6,648,223
The Home Depot, Inc.	47,880	14,130,346
The Kroger Co.	62,732	3,097,079
The TJX Companies, Inc.	85,036	6,663,421
Tractor Supply Co.	10,584	2,487,663
Ulta Beauty, Inc. *	4,954	2,703,249
Walgreens Boots Alliance, Inc.	66,139	2,287,087
Walmart, Inc.	84,995	12,532,513
		144,417,423
Total Common Stocks (Cost: $165,228,090)		150,548,812
Total Investments: 100.0% (Cost: $165,228,090)		150,548,812
Liabilities in excess of other assets: 0.0%		(18,881)
NET ASSETS: 100.0%		$150,529,931

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $5,824,817.
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	59.7%	$89,846,108
Consumer Staples	30.4	45,739,232
Health Care	9.9	14,963,472
	100.0%	$150,548,812

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$150,548,812	$—	$—	$150,548,812

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

17

VANECK SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Netherlands: 8.2%
ASML Holding N.V. (USD)	624,400	$425,035,324
NXP Semiconductors N.V. (USD)	1,247,190	232,569,755
		657,605,079
Switzerland: 2.4%
STMicroelectronics N.V. (USD) †	3,607,164	192,947,203
Taiwan: 11.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,934,554	924,112,213
United States: 77.8%
Advanced Micro Devices, Inc. *	4,370,192	428,322,518
Analog Devices, Inc.	1,799,720	354,940,778
Applied Materials, Inc.	2,829,930	347,600,302
Broadcom, Inc.	590,067	378,551,583
Cadence Design Systems, Inc. *	1,258,494	264,397,005
Intel Corp.	12,924,276	422,236,097
KLA Corp.	616,622	246,137,004
Lam Research Corp.	680,520	360,757,262
Marvell Technology, Inc.	3,895,452	168,673,072
Microchip Technology, Inc.	2,632,559	220,555,793
Micron Technology, Inc.	5,385,627	324,968,733
	Number of Shares	Value
United States (continued)
Monolithic Power Systems, Inc.	239,622	$119,940,396
NVIDIA Corp.	3,926,198	1,090,580,018
ON Semiconductor Corp. *	1,879,545	154,724,144
Qorvo, Inc. *	441,142	44,806,793
Qualcomm, Inc.	3,078,221	392,719,435
Skyworks Solutions, Inc.	825,917	97,441,688
Synopsys, Inc. *	741,802	286,521,023
Teradyne, Inc.	689,125	74,087,829
Texas Instruments, Inc.	2,117,107	393,803,073
Universal Display Corp.	239,357	37,131,451
		6,208,895,997
Total Common Stocks (Cost: $9,050,284,448)		7,983,560,492

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $9,284,471)
State Street Navigator Securities Lending Government Money Market Portfolio	9,284,471	9,284,471
Total Investments: 100.1% (Cost: $9,059,568,919)		7,992,844,963
Liabilities in excess of other assets: (0.1)%		(8,660,106)
NET ASSETS: 100.0%		$7,984,184,857

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $9,817,180.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Semiconductors	74.9%	$5,979,024,744
Semiconductor Materials & Equipment	18.2	1,453,617,721
Application Software	6.9	550,918,027
	100.0%	$7,983,560,492

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$7,983,560,492	$—	$—	$7,983,560,492
Money Market Fund	9,284,471	—	—	9,284,471
Total Investments	$7,992,844,963	$—	$—	$7,992,844,963

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

18

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 4.2%
Aristocrat Leisure Ltd.	490,206	$12,280,219
China: 17.6%
Bilibili, Inc. (ADR) *	307,678	7,230,433
Kingsoft Corp. Ltd. (HKD)	1,237,200	6,081,937
NetEase, Inc. (ADR) †	161,661	14,297,299
Tencent Holdings Ltd. (HKD)	482,400	23,574,397
		51,184,066
France: 1.6%
Ubisoft Entertainment SA *	173,027	4,620,009
Japan: 20.7%
Bandai Namco Holdings, Inc.	581,400	12,504,816
Capcom Co. Ltd.	276,600	9,876,242
Konami Group Corp.	146,600	6,712,665
Nexon Co. Ltd. †	464,000	11,053,525
Nintendo Co. Ltd.	392,000	15,189,856
Square Enix Holdings Co. Ltd. †	99,400	4,765,430
		60,102,534
Poland: 1.0%
CD Projekt SA †	114,397	2,967,202
South Korea: 2.2%
NCSoft Corp.	22,075	6,326,050
Sweden: 1.6%
Embracer Group AB * †	1,024,932	4,808,590
Taiwan: 8.0%
Micro-Star International Co. Ltd.	1,206,000	5,732,301
	Number of Shares	Value
Taiwan (continued)
Sea Ltd. (ADR) * †	201,894	$17,473,925
		23,206,226
United States: 43.0%
Activision Blizzard, Inc.	219,626	18,797,789
Advanced Micro Devices, Inc. *	220,202	21,581,998
Electronic Arts, Inc.	107,632	12,964,274
GameStop Corp. * †	360,581	8,300,575
NVIDIA Corp.	88,847	24,679,031
Roblox Corp. *	292,257	13,145,720
Take-Two Interactive Software, Inc. *	103,902	12,395,509
Unity Software, Inc. *	409,794	13,293,717
		125,158,613
Total Common Stocks (Cost: $311,253,172)		290,653,509

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.9%
Money Market Fund: 7.9% (Cost: $22,980,614)
State Street Navigator Securities Lending Government Money Market Portfolio	22,980,614	22,980,614
Total Investments: 107.8% (Cost: $334,233,786)		313,634,123
Liabilities in excess of other assets: (7.8)%		(22,795,864)
NET ASSETS: 100.0%		$290,838,259

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $45,312,377.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	66.1%	$192,280,852
Information Technology	22.5	65,287,047
Consumer Discretionary	11.4	33,085,610
	100.0%	$290,653,509

See Notes to Financial Statements

19

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$—	$12,280,219	$—	$12,280,219
China	21,527,732	29,656,334	—	51,184,066
France	—	4,620,009	—	4,620,009
Japan	—	60,102,534	—	60,102,534
Poland	—	2,967,202	—	2,967,202
South Korea	—	6,326,050	—	6,326,050
Sweden	—	4,808,590	—	4,808,590
Taiwan	17,473,925	5,732,301	—	23,206,226
United States	125,158,613	—	—	125,158,613
Money Market Fund	22,980,614	—	—	22,980,614
Total Investments	$187,140,884	$126,493,239	$—	$313,634,123

See Notes to Financial Statements

20

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2023 (unaudited)

	Biotech ETF	Digital Assets Mining ETF	Digital Transformation ETF	Energy Income ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$497,540,175	$1,419,736	$29,119,170	$28,450,347
Short-term investments held as collateral for securities loaned (3)	—	209,134	7,875,098	—
Cash	142,884	—	—	—
Cash denominated in foreign currency, at value (4)	—	4	39	217
Receivables:
Investment securities sold	—	63,087	832,874	—
Dividends and interest	9,865	2,309	68,955	78,027
Federal and State income taxes	—	—	—	18,570
Total assets	497,692,924	1,694,270	37,896,136	28,547,161
Liabilities:
Payables:
Investment securities purchased	—	64,805	893,616	—
Collateral for securities loaned	—	209,134	7,875,098	—
Due to Adviser	145,865	520	11,192	10,706
Due to custodian	—	4,615	68,393	77,593
Deferred Trustee fees	64,926	—	—	—
Accrued expenses	1,478	—	—	67
Total liabilities	212,269	279,074	8,848,299	88,366
NET ASSETS	$497,480,655	$1,415,196	$29,047,837	$28,458,795
Shares outstanding	3,071,503	125,000	6,250,000	464,720
Net asset value, redemption and offering price per share	$161.97	$11.32	$4.65	$61.24
Net Assets consist of:
Aggregate paid in capital	$663,452,130	$3,716,836	$111,512,183	$34,652,924
Total distributable earnings (loss)	(165,971,475)	(2,301,640)	(82,464,346)	(6,194,129)
NET ASSETS	$497,480,655	$1,415,196	$29,047,837	$28,458,795
(1) Value of securities on loan	$26,891,164	$246,246	$8,187,659	$—
(2) Cost of investments - Unaffiliated issuers	$487,425,849	$1,686,749	$37,617,253	$27,700,762
(3) Cost of short-term investments held as collateral for securities loaned	$—	$209,134	$7,875,098	$—
(4) Cost of cash denominated in foreign currency	$—	$4	$39	$218

See Notes to Financial Statements

21

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2023 (unaudited)

	Environmental Services ETF	Gaming ETF	Green Infrastructure ETF	Pharmaceutical ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$71,348,819	$91,273,275	$1,288,700	$369,439,458
Short-term investments held as collateral for securities loaned (3)	3,420,543	611,192	77,820	20,666,021
Cash	5	28	1,290	295
Cash denominated in foreign currency, at value (4)	—	972,430	—	—
Receivables:
Investment securities sold	6,237,318	—	—	1,392,923
Shares of beneficial interest sold	2,792,906	—	—	—
Dividends and interest	61,130	199,352	996	1,279,491
Prepaid expenses	1,179	1,240	—	—
Total assets	83,861,900	93,057,517	1,368,806	392,778,188
Liabilities:
Payables:
Investment securities purchased	5,780,291	87,333	—	—
Shares of beneficial interest redeemed	2,878,025	—	—	—
Collateral for securities loaned	3,420,543	611,192	77,820	20,666,021
Line of credit	408,046	1,074,100	—	222,084
Due to Adviser	43,797	39,387	478	113,134
Deferred Trustee fees	3,783	9,027	—	36,037
Accrued expenses	34,669	35,293	—	2,627
Total liabilities	12,569,154	1,856,332	78,298	21,039,903
NET ASSETS	$71,292,746	$91,201,185	$1,290,508	$371,738,285
Shares outstanding	490,000	2,050,000	50,000	4,788,138
Net asset value, redemption and offering price per share	$145.50	$44.49	$25.81	$77.64
Net Assets consist of:
Aggregate paid in capital	$85,792,986	$118,264,309	$1,275,249	$503,030,027
Total distributable earnings (loss)	(14,500,240)	(27,063,124)	15,259	(131,291,742)
NET ASSETS	$71,292,746	$91,201,185	$1,290,508	$371,738,285
(1) Value of securities on loan	$5,357,125	$2,041,888	$156,045	$37,947,465
(2) Cost of investments - Unaffiliated issuers	$69,663,835	$97,549,689	$1,291,222	$398,511,584
(3) Cost of short-term investments held as collateral for securities loaned	$3,420,543	$611,192	$77,820	$20,666,021
(4) Cost of cash denominated in foreign currency	$—	$979,824	$—	$—

See Notes to Financial Statements

22

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2023 (unaudited)

	Retail ETF	Semiconductor ETF (a)	Video Gaming and eSports ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$150,548,812	$7,983,560,492	$290,653,509
Short-term investments held as collateral for securities loaned (3)	—	9,284,471	22,980,614
Cash	—	—	5,475
Receivables:
Investment securities sold	—	183,641,638	1,687
Shares of beneficial interest sold	—	104,649,839	—
Dividends and interest	74,319	5,919,294	759,733
Prepaid expenses	—	—	3,973
Total assets	150,623,131	8,287,055,734	314,404,991
Liabilities:
Payables:
Investment securities purchased	—	104,645,153	—
Shares of beneficial interest redeemed	—	183,646,585	—
Collateral for securities loaned	—	9,284,471	22,980,614
Line of credit	—	2,787,583	397,460
Due to Adviser	43,162	2,243,118	109,113
Due to custodian	39,254	133,309	4
Deferred Trustee fees	10,259	97,455	11,151
Accrued expenses	525	33,203	68,390
Total liabilities	93,200	302,870,877	23,566,732
NET ASSETS	$150,529,931	$7,984,184,857	$290,838,259
Shares outstanding	921,531	60,641,874	5,500,000
Net asset value, redemption and offering price per share	$163.35	$131.66	$52.88
Net Assets consist of:
Aggregate paid in capital	$188,111,882	$9,390,604,649	$367,833,027
Total distributable earnings (loss)	(37,581,951)	(1,406,419,792)	(76,994,768)
NET ASSETS	$150,529,931	$7,984,184,857	$290,838,259
(1) Value of securities on loan	$5,824,817	$9,817,180	$45,312,377
(2) Cost of investments - Unaffiliated issuers	$165,228,090	$9,050,284,448	$311,253,172
(3) Cost of short-term investments held as collateral for securities loaned	$—	$9,284,471	$22,980,614

(a)	Shares outstanding and the Net asset value, redemption and offering price per share have been adjusted to reflect the 2 for 1 share split which took place on May 5, 2023.

See Notes to Financial Statements

23

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2023 (unaudited)

	Biotech ETF	Digital Assets Mining ETF	Digital Transformation ETF	Energy Income ETF
Income:
Dividends	$1,916,512	$—	$—	$525,895
Interest	—	—	494	—
Securities lending income	5,730	9,572	477,222	—
Foreign taxes withheld	—	—	—	(39,378)
Total income	1,922,242	9,572	477,716	486,517

Expenses:
Management fees	864,484	2,559	63,836	68,977
Interest and taxes	10,185	26	647	1,572
Total expenses	874,669	2,585	64,483	70,549
Net investment income	1,047,573	6,987	413,233	415,968

Net realized gain (loss) on:
Investments	(21,710,139)	(1,133,290)	(26,800,784)	234,956
In-kind redemptions	26,333,651	—	382,358	1,149,365
Foreign currency transactions and foreign denominated assets and liabilities	—	(195)	739	(1,490)
Net realized gain (loss)	4,623,512	(1,133,485)	(26,417,687)	1,382,831

Net change in unrealized appreciation (depreciation) on:
Investments	59,024,656	1,054,623	24,276,822	1,109,226
Foreign currency translations and foreign denominated assets and liabilities	—	9	49	1,074
Net change in unrealized appreciation (depreciation)	59,024,656	1,054,632	24,276,871	1,110,300
Net Increase (Decrease) in Net Assets Resulting from Operations	$64,695,741	$(71,866)	$(1,727,583)	$2,909,099

See Notes to Financial Statements

24

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2023 (unaudited)

	Environmental Services ETF	Gaming ETF	Green Infrastructure ETF (a)	Pharmaceutical ETF
Income:
Dividends	$300,890	$607,804	$8,665	$6,061,421
Interest	383	—	8	2,850
Securities lending income	56,803	15,768	2,408	62,693
Foreign taxes withheld	(4,144)	(8,526)	(92)	(220,867)
Total income	353,932	615,046	10,989	5,906,097

Expenses:
Management fees	176,178	215,351	2,628	897,727
Professional fees	19,526	19,972	—	—
Custody and accounting fees	12,355	17,389	—	—
Reports to shareholders	7,677	10,781	—	—
Trustees’ fees and expenses	2,588	439	—	—
Registration fees	3,097	1,729	—	—
Insurance	2,055	2,098	—	—
Interest	214	27,332	99	23,379
Other	301	644	—	—
Total expenses	223,991	295,735	2,727	921,106
Waiver of management fees	(29,981)	—	—	—
Net expenses	194,010	295,735	2,727	921,106
Net investment income	159,922	319,311	8,262	4,984,991

Net realized gain (loss) on:
Investments	(852,892)	(1,939,189)	12,518	(9,047,583)
In-kind redemptions	2,188,283	3,653,261	—	25,331,755
Foreign currency transactions and foreign denominated assets and liabilities	(10)	(23,641)	—	—
Net realized gain	1,335,381	1,690,431	12,518	16,284,172

Net change in unrealized appreciation (depreciation) on:
Investments	6,498,385	22,384,532	(2,521)	58,168,989
Foreign currency translations and foreign denominated assets and liabilities	—	63,240	—	—
Net change in unrealized appreciation (depreciation)	6,498,385	22,447,772	(2,521)	58,168,989
Net Increase in Net Assets Resulting from Operations	$7,993,688	$24,457,514	$18,259	$79,438,152

(a)	For the period October 19, 2022 (commencement of operations) through March 31, 2023.

See Notes to Financial Statements

25

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2023 (unaudited)

	Retail ETF	Semiconductor ETF	Video Gaming and eSports ETF
Income:
Dividends	$937,442	$51,142,245	$2,327,632
Interest	885	31,088	2,383
Securities lending income	974	40,859	276,587
Foreign taxes withheld	—	(2,440,678)	(92,720)
Total income	939,301	48,773,514	2,513,882
Expenses:
Management fees	267,431	12,008,574	656,145
Professional fees	—	—	24,090
Custody and accounting fees	—	—	22,823
Reports to shareholders	—	—	35,890
Trustees’ fees and expenses	—	—	2,075
Registration fees	—	—	1,574
Insurance	—	—	5,839
Interest	2,197	103,848	16,355
Other	—	—	846
Total expenses	269,628	12,112,422	765,637
Waiver of management fees	—	—	(27,524)
Net expenses	269,628	12,112,422	738,113
Net investment income	669,673	36,661,092	1,775,769

Net realized gain (loss) on:
Investments	(8,806,001)	(245,228,123)	(30,815,054)
In-kind redemptions	2,982,032	367,010,716	1,774,843
Foreign currency transactions and foreign denominated assets and liabilities	—	—	25,372
Net realized gain (loss)	(5,823,969)	121,782,593	(29,014,839)

Net change in unrealized appreciation (depreciation) on:
Investments	15,200,533	2,364,236,422	100,067,656
Foreign currency translations and foreign denominated assets and liabilities	—	—	775
Net change in unrealized appreciation (depreciation)	15,200,533	2,364,236,422	100,068,431
Net Increase in Net Assets Resulting from Operations	$10,046,237	$2,522,680,107	$72,829,361

See Notes to Financial Statements

26

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Digital Assets Mining ETF
	Period Ended March 31, 2023	Year Ended September 30, 2022	Period Ended March 31, 2023	Period Ended September 30, 2022 (a)
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$1,047,573	$2,058,616	$6,987	$(5,126)
Net realized gain (loss)	4,623,512	(52,444,228)	(1,133,485)	(904,724)
Net change in unrealized appreciation (depreciation)	59,024,656	(130,892,741)	1,054,632	(1,321,637)
Net increase (decrease) in net assets resulting from operations	64,695,741	(181,278,353)	(71,866)	(2,231,487)
Distributions to shareholders from:
Distributable earnings	(2,299,941)	(1,180,281)	—	—

Share transactions*:
Proceeds from sale of shares	109,742,433	91,504,466	255,223	3,463,326
Cost of shares redeemed	(88,961,986)	(84,861,837)	—	—
Increase in net assets resulting from share transactions	20,780,447	6,642,629	255,223	3,463,326
Total increase (decrease) in net assets	83,176,247	(175,816,005)	183,357	1,231,839
Net Assets, beginning of period	414,304,408	590,120,413	1,231,839	—
Net Assets, end of period	$497,480,655	$414,304,408	$1,415,196	$1,231,839
*Shares of Common Stock Issued (no par value)
Shares sold	675,000	575,000	25,000	100,000
Shares redeemed	(550,000)	(550,000)	—	—
Net increase	125,000	25,000	25,000	100,000

(a)	For the period March 8, 2022 (commencement of operations) through September 30, 2022.

See Notes to Financial Statements

27

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Digital Transformation ETF		Energy Income ETF
	Period Ended March 31, 2023	Year Ended September 30, 2022	Period Ended March 31, 2023	Year Ended September 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$413,233	$1,057,916	$415,968	$568,885
Net realized gain (loss)	(26,417,687)	(43,624,089)	1,382,831	2,265,596
Net change in unrealized appreciation (depreciation)	24,276,871	(23,668,522)	1,110,300	(1,867,199)
Net increase (decrease) in net assets resulting from operations	(1,727,583)	(66,234,695)	2,909,099	967,282
Distributions to shareholders from:
Distributable earnings	—	(4,600,120)	(422,094)	(502,535)
Return of capital	—	—	—	(607,866)
Total distributions	—	(4,600,120)	(422,094)	(1,110,401)

Share transactions*:
Proceeds from sale of shares	2,227,456	61,030,371	—	12,633,846
Cost of shares redeemed	(1,388,057)	(5,876,037)	(4,703,800)	(5,671,728)
Increase (decrease) in net assets resulting from share transactions	839,399	55,154,334	(4,703,800)	6,962,118
Total increase (decrease) in net assets	(888,184)	(15,680,481)	(2,216,795)	6,818,999
Net Assets, beginning of period	29,936,021	45,616,502	30,675,590	23,856,591
Net Assets, end of period	$29,047,837	$29,936,021	$28,458,795	$30,675,590
*Shares of Common Stock Issued (no par value)
Shares sold	525,000	4,675,000	—	200,000
Shares redeemed	(325,000)	(625,000)	(75,000)	(100,000)
Net increase (decrease)	200,000	4,050,000	(75,000)	100,000

See Notes to Financial Statements

28

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Environmental Services ETF		Gaming ETF
	Period Ended March 31, 2023	Year Ended September 30, 2022	Period Ended March 31, 2023	Year Ended September 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$159,922	$279,256	$319,311	$528,065
Net realized gain (loss)	1,335,381	6,351,893	1,690,431	(3,103,779)
Net change in unrealized appreciation (depreciation)	6,498,385	(13,919,150)	22,447,772	(29,429,928)
Net increase (decrease) in net assets resulting from operations	7,993,688	(7,288,001)	24,457,514	(32,005,642)
Distributions to shareholders from:
Distributable earnings	(284,988)	(200,016)	(424,958)	(725,005)

Share transactions*:
Proceeds from sale of shares	4,160,246	39,446,432	26,691,461	6,562,409
Cost of shares redeemed	(8,490,987)	(31,337,177)	(20,085,180)	(31,658,817)
Increase (decrease) in net assets resulting from share transactions	(4,330,741)	8,109,255	6,606,281	(25,096,408)
Total increase (decrease) in net assets	3,377,959	621,238	30,638,837	(57,827,055)
Net Assets, beginning of period	67,914,787	67,293,549	60,562,348	118,389,403
Net Assets, end of period	$71,292,746	$67,914,787	$91,201,185	$60,562,348
*Shares of Common Stock Issued (no par value)
Shares sold	30,000	270,000	675,000	150,000
Shares redeemed	(60,000)	(220,000)	(475,000)	(750,000)
Net increase (decrease)	(30,000)	50,000	200,000	(600,000)

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Green Infrastructure ETF	Pharmaceutical ETF
	Period Ended March 31, 2023 (a)	Period Ended March 31, 2023	Year Ended September 30, 2022
	(unaudited)	(unaudited)
Operations:
Net investment income	$8,262	$4,984,991	$7,412,381
Net realized gain	12,518	16,284,172	14,321,637
Net change in unrealized appreciation (depreciation)	(2,521)	58,168,989	(79,556,497)
Net increase (decrease) in net assets resulting from operations	18,259	79,438,152	(57,822,479)
Distributions to shareholders from:
Distributable earnings	(3,000)	(3,896,835)	(6,817,403)

Share transactions*:
Proceeds from sale of shares	1,275,249	273,347,477	723,658,357
Cost of shares redeemed	—	(500,888,902)	(454,218,449)
Increase (decrease) in net assets resulting from share transactions	1,275,249	(227,541,425)	269,439,908
Total increase (decrease) in net assets	1,290,508	(152,000,108)	204,800,026
Net Assets, beginning of period	—	523,738,393	318,938,367
Net Assets, end of period	$1,290,508	$371,738,285	$523,738,393
*Shares of Common Stock Issued (no par value)
Shares sold	50,000	3,700,000	9,450,000
Shares redeemed	—	(6,700,000)	(6,050,000)
Net increase (decrease)	50,000	(3,000,000)	3,400,000

(a)	For the period October 19, 2022 (commencement of operations) through March 31, 2023.

See Notes to Financial Statements

30

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Retail ETF		Semiconductor ETF (a)
	Period Ended March 31, 2023	Year Ended September 30, 2022	Period Ended March 31, 2023	Year Ended September 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$669,673	$1,698,794	$36,661,092	$62,808,505
Net realized gain (loss)	(5,823,969)	4,533,155	121,782,593	657,047,620
Net change in unrealized appreciation (depreciation)	15,200,533	(26,338,540)	2,364,236,422	(3,277,654,394)
Net increase (decrease) in net assets resulting from operations	10,046,237	(20,106,591)	2,522,680,107	(2,557,798,269)
Distributions to shareholders from:
Distributable earnings	(1,700,040)	(1,850,009)	(70,999,820)	(38,500,125)
			’
Share transactions*:
Proceeds from sale of shares	15,709,150	67,184,294	11,416,978,630	29,465,480,838
Cost of shares redeemed	(23,957,508)	(134,470,494)	(11,516,074,962)	(27,175,192,549)
Increase (decrease) in net assets resulting from share transactions	(8,248,358)	(67,286,200)	(99,096,332)	2,290,288,289
Total increase (decrease) in net assets	97,839	(89,242,800)	2,352,583,955	(306,010,105)
Net Assets, beginning of period	150,432,092	239,674,892	5,631,600,902	5,937,611,007
Net Assets, end of period	$150,529,931	$150,432,092	$7,984,184,857	$5,631,600,902
*Shares of Common Stock Issued (no par value)
Shares sold	100,000	350,000	105,300,000	232,100,000
Shares redeemed	(150,000)	(750,000)	(105,500,000)	(217,600,000)
Net increase (decrease)	(50,000)	(400,000)	(200,000)	14,500,000

(a)	Share activity has been adjusted to reflect the 2 for 1 share split which took place on May 5, 2023.

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Video Gaming and eSports ETF
	Period Ended March 31, 2023	Year Ended September 30, 2022
	(unaudited)
Operations:
Net investment income	$1,775,769	$2,378,852
Net realized gain (loss)	(29,014,839)	11,309,332
Net change in unrealized appreciation (depreciation)	100,068,431	(172,516,427)
Net increase (decrease) in net assets resulting from operations	72,829,361	(158,828,243)
Distributions to shareholders from:
Distributable earnings	(2,252,275)	(20,504,040)

Share transactions*:
Proceeds from sale of shares	2,456,645	24,147,755
Cost of shares redeemed	(44,459,191)	(213,552,026)
Decrease in net assets resulting from share transactions	(42,002,546)	(189,404,271)
Total increase (decrease) in net assets	28,574,540	(368,736,554)
Net Assets, beginning of period	262,263,719	631,000,273
Net Assets, end of period	$290,838,259	$262,263,719
*Shares of Common Stock Issued (no par value)
Shares sold	50,000	400,000
Shares redeemed	(1,000,000)	(3,650,000)
Net decrease	(950,000)	(3,250,000)

See Notes to Financial Statements

32

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Biotech ETF
	Period		Year Ended September 30,
	Ended
	March 31,
	2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$140.61		$201.99	$162.01	$118.04	$136.11	$134.17
Net investment income (a)	0.34		0.69	0.42	0.59	0.39	0.52
Net realized and unrealized gain (loss) on investments	21.77		(61.67)	40.17	43.85	(17.91)	2.10 (b)
Total from investment operations	22.11		(60.98)	40.59	44.44	(17.52)	2.62
Distributions from:
Net investment income	(0.75)		(0.40)	(0.61)	(0.47)	(0.55)	(0.68)
Net asset value, end of period	$161.97		$140.61	$201.99	$162.01	$118.04	$136.11
Total return (c)	15.72	%(d)	(30.24)%	25.13%	37.71%	(12.84)%	2.00%

Ratios to average net assets
Gross expenses (e)	0.35	%(f)	0.35%	0.38%	0.39%	0.40%	0.40%
Net expenses (e)	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.42	%(f)	0.42%	0.23%	0.40%	0.31%	0.41%
Supplemental data
Net assets, end of period (in millions)	$497		$414	$590	$485	$318	$476
Portfolio turnover rate (g)	13	%(d)	24%	41%	40%	24%	30%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Periods after September 30, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

33

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital Assets Mining ETF

			Period
	Period		Ended
	Ended		September
	March 31,		30,
	2023		2022(a)
	(unaudited)
Net asset value, beginning of period	$12.32		$33.43
Net investment income (loss) (b)	0.06		(0.06)
Net realized and unrealized loss on investments	(1.06)		(21.05)
Total from investment operations	(1.00)		(21.11)
Net asset value, end of period	$11.32		$12.32
Total return (c)	(8.09	)%(d)	(63.15	)%(d)

Ratios to average net assets
Expenses	0.51	%(e)	0.50	%(e)
Expenses excluding interest and taxes	0.50	%(e)	0.50	%(e)
Net investment income (loss)	1.37	%(e)	(0.50	)%(e)
Supplemental data
Net assets, end of period (in millions)	$1		$1
Portfolio turnover rate (f)	36	%(d)	39	%(d)

(a)	For the period March 8, 2022 (commencement of operations) through September 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

34

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital Transformation ETF

				Period
	Period			Ended
	Ended		Year Ended	September
	March 31,		September	30,
	2023		30, 2022	2021(a)
	(unaudited)
Net asset value, beginning of period	$4.95		$22.81	$35.25
Net investment income (b)	0.06		0.26	—	(c)
Net realized and unrealized loss on investments	(0.36)		(16.24)	(12.44)
Total from investment operations	(0.30)		(15.98)	(12.44)
Distributions from:
Net investment income	—		(1.88)	—
Net asset value, end of period	$4.65		$4.95	$22.81
Total return (d)	(6.07	)%(e)	(76.33)%	(35.30	)%(e)

Ratios to average net assets
Expenses	0.51	%(f)	0.50%	0.58	%(f)
Expenses excluding interest	0.50	%(f)	0.50%	0.58	%(f)
Net investment income	3.24	%(f)	2.28%	0.02	%(f)
Supplemental data
Net assets, end of period (in millions)	$29		$30	$46
Portfolio turnover rate (g)	30	%(e)	74%	49	%(e)

(a)	For the period April 13, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

35

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Energy Income ETF (a)

			Year Ended September 30,		Period		Year Ended November 30,
	Period				Ended
	Ended				September
	March 31,				30,
	2023		2022	2021	2020 (b)		2019		2018		2017
	(unaudited)
Net asset value, beginning of period	$56.84		$54.25	$34.29	$51.20		$58.32		$68.49		$76.29
Net investment income (loss) (c)	0.84		1.17	1.15	0.76		(0.39)		0.09		0.42
Net realized and unrealized gain (loss) on investments	4.43		3.67	21.90	(15.58)		(1.42)		(4.44)		(2.25)
Total from investment operations	5.27		4.84	23.05	(14.82)		(1.81)		(4.35)		(1.83)
Distributions from:
Net investment income	(0.68)		(1.02)	(1.37)	—		(1.77)		—		—
Return of capital	(0.19)		(1.23)	(1.72)	(2.09)		(3.54)		(5.82)		(5.97)
Total distributions	(0.87)		(2.25)	(3.09)	(2.09)		(5.31)		(5.82)		(5.97)
Net asset value, end of period	$61.24		$56.84	$54.25	$34.29		$51.20		$58.32		$68.49
Total return (d)	9.23	%(e)	8.79%	68.88%	(29.74	)%(e)	(3.66)%		(7.16)%		(2.67)%

Ratios to average net assets
Expenses	0.46	%(f)	0.48%	0.46%	0.45	%(f)(g)	1.41	%(h)	0.73	%(i)	0.86	%(j)
Expenses excluding interest	0.45	%(f)	0.45%	0.45%	0.45	%(f)(g)	1.41	%(h)	0.73	%(i)	0.86	%(j)
Net investment income (loss)	2.71	%(f)	1.95%	2.43%	2.17	%(f)(k)	(0.68)	%(h)	0.13	%(i)	0.55	%(j)
Supplemental data
Net assets, end of period (in millions)	$28		$31	$24	$20		$52		$45		$64
Portfolio turnover rate (l)	7	%(e)	21%	24%	24	% (e)	106%		34%		40%

(a)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	The Fund changed its fiscal year-end from November 30 to September 30.
(c)	Calculated based upon average shares outstanding
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been higher.
(h)	Includes income tax expense of 0.59% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(i)	Includes income tax benefit of 0.11% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(j)	Includes income tax expense of 0.04% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(k)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been lower.
(l)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

36

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Environmental Services ETF
	Period		Year Ended September 30,
	Ended					’
	March 31,
	2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$130.61		$143.18	$99.41	$104.25	$96.64	$86.02
Net investment income (a)	0.32		0.56	0.36	0.46	0.46	0.42
Net realized and unrealized gain (loss) on investments	15.13		(12.76)	43.80	(4.83)	7.47	10.98
Total from investment operations	15.45		(12.20)	44.16	(4.37)	7.93	11.40
Distributions from:
Net investment income	(0.56)		(0.37)	(0.39)	(0.47)	(0.32)	(0.78)
Net asset value, end of period	$145.50		$130.61	$143.18	$99.41	$104.25	$96.64
Total return (b)	11.86	%(c)	(8.56)%	44.50%	(4.23)%	8.30%	13.36%

Ratios to average net assets
Gross expenses	0.64	%(d)	0.62%	0.71%	0.85%	0.81%	0.98%
Net expenses	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.56%
Net expenses excluding interest	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.45	%(d)	0.39%	0.27%	0.47%	0.47%	0.47%
Supplemental data
Net assets, end of period (in millions)	$71		$68	$67	$31	$36	$24
Portfolio turnover rate (e)	8	%(c)	35%	21%	38%	20%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

37

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gaming ETF
	Period		Year Ended September 30,
	Ended
	March 31,
	2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$32.74		$48.32	$39.14	$36.61	$39.76	$42.61
Net investment income (a)	0.15		0.25	0.16	0.51	1.07	1.03
Net realized and unrealized gain (loss) on investments	11.77		(15.48)	9.24	3.25	(3.09)	(2.80)
Total from investment operations	11.92		(15.23)	9.40	3.76	(2.02)	(1.77)
Distributions from:
Net investment income	(0.17)		(0.35)	(0.22)	(1.23)	(1.13)	(1.08)
Net asset value, end of period	$44.49		$32.74	$48.32	$39.14	$36.61	$39.76
Total return (b)	36.49	%(c)	(31.72)%	24.06%	10.03%	(4.73)%	(4.51)%

Ratios to average net assets
Gross expenses	0.69	%(d)	0.65%	0.62%	0.92%	0.94%	0.86%
Net expenses	0.69	%(d)	0.65%	0.62%	0.65%	0.66%	0.66%
Net expenses excluding interest	0.62	%(d)	0.63%	0.62%	0.65%	0.65%	0.65%
Net investment income	0.74	%(d)	0.63%	0.32%	1.41%	2.92%	2.24%
Supplemental data
Net assets, end of period (in millions)	$91		$61	$118	$55	$24	$26
Portfolio turnover rate (e)	7	%(c)	16%	20%	29%	20%	31%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

38

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Infrastructure ETF

	Period Ended
	March 31,
	2023(a)
	(unaudited)
Net asset value, beginning of period	$25.50
Net investment income (b)	0.17
Net realized and unrealized gain on investments	0.20
Total from investment operations	0.37
Distributions from:
Net investment income	(0.06)
Net asset value, end of period	$25.81
Total return (c)	1.44	%(d)

Ratios to average net assets
Expenses	0.47	%(e)
Expenses excluding interest	0.45	%(e)
Net investment income	1.41	%(e)
Supplemental data
Net assets, end of period (in millions)	$1
Portfolio turnover rate (f)	11	%(d)

(a)	For the period October 19, 2022 (commencement of operations) through March 31, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

39

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pharmaceutical ETF
	Period		Year Ended September 30,
	Ended
	March 31,
	2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$67.25		$72.68	$62.08	$56.93	$64.37	$57.75
Net investment income (a)	0.73		1.32	1.29	1.06	1.04	1.01
Net realized and unrealized gain (loss) on investments	10.17		(5.44)	10.46	5.14	(7.37)	6.62
Total from investment operations	10.90		(4.12)	11.75	6.20	(6.33)	7.63
Distributions from:
Net investment income	(0.51)		(1.31)	(1.15)	(1.05)	(1.11)	(1.01)
Net asset value, end of period	$77.64		$67.25	$72.68	$62.08	$56.93	$64.37
Total return (b)	16.27	%(c)	(5.91)%	19.10%	11.02%	(9.88)%	13.42%

Ratios to average net assets
Gross expenses (d)	0.36	%(e)	0.36%	0.40%	0.42%	0.43%	0.43%
Net expenses (d)	0.36	%(e)	0.36%	0.35%	0.35%	0.36%	0.36%
Net expenses excluding interest (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.94	%(e)	1.74%	1.85%	1.74%	1.77%	1.70%
Supplemental data
Net assets, end of period (in millions)	$372		$524	$319	$235	$142	$276
Portfolio turnover rate (f)	8	%(c)	23%	20%	18%	21%	18%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after September 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Retail ETF
	Period		Year Ended September 30,
	Ended
	March 31,
	2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$154.84		$174.75	$148.87	$114.49	$111.44	$81.42
Net investment income (a)	0.71		1.52	1.54	1.22	1.31	1.13
Net realized and unrealized gain (loss) on investments	9.64		(19.92)	25.34	34.25	2.72	30.32
Total from investment operations	10.35		(18.40)	26.88	35.47	4.03	31.45
Distributions from:
Net investment income	(1.84)		(1.51)	(1.00)	(1.09)	(0.98)	(1.43)
Net asset value, end of period	$163.35		$154.84	$174.75	$148.87	$114.49	$111.44
Total return (b)	6.71	%(c)	(10.69)%	18.13%	31.22%	3.82%	39.01%

Ratios to average net assets
Gross expenses (d)	0.35	%(e)	0.35%	0.42%	0.47%	0.48%	0.52%
Net expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.88	%(e)	0.86%	0.92%	0.96%	1.25%	1.15%
Supplemental data
Net assets, end of period (in millions)	$151		$150	$240	$182	$71	$136
Portfolio turnover rate (f)	14	%(c)	14%	12%	12%	9%	16%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after September 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Semiconductor ETF(a)
	Period		Year Ended September 30,
	Ended
	March 31,
	2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$92.56		$128.13	$87.22	$59.57	$53.21	$46.67
Net investment income (b)	0.58		1.07	0.86	0.94	0.88	0.60
Net realized and unrealized gain (loss) on investments	39.72		(35.85)	40.80	27.77	6.30	6.64
Total from investment operations	40.30		(34.78)	41.66	28.71	7.18	7.24
Distributions from:
Net investment income	(1.20)		(0.79)	(0.75)	(1.06)	(0.82)	(0.70)
Net asset value, end of period	$131.66		$92.56	$128.13	$87.22	$59.57	$53.21
Total return (c)	43.92	%(d)	(27.40)%	47.94%	48.60%	14.09%	15.61%

Ratios to average net assets
Gross expenses (e)	0.35	%(f)	0.35%	0.36%	0.37%	0.39%	0.39%
Net expenses (e)	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.07	%(f)	0.85%	0.72%	1.31%	1.68%	1.14%
Supplemental data
Net assets, end of period (in millions)	$7,984		$5,632	$5,938	$2,646	$1,361	$1,215
Portfolio turnover rate (g)	8	%(d)	22%	20%	14%	19%	23%

(a)	On May 5, 2023, the Fund effected a 2 for 1 share split. Per share data has been adjusted to reflect the share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Periods after September 30, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Video Gaming and eSports ETF
			Year Ended September 30,			Period
	Period					Ended
	Ended					September
	March 31,					30,
	2023		2022	2021	2020	2019(a)
	(unaudited)
Net asset value, beginning of period	$40.66		$65.05	$61.36	$33.74	$30.88
Net investment income (b)	0.30		0.31	0.04	0.03	0.12
Net realized and unrealized gain (loss) on investments	12.31		(22.47)	3.73	27.67	2.75
Total from investment operations	12.61		(22.16)	3.77	27.70	2.87
Distributions from:
Net investment income	(0.39)		(0.05)	(0.08)	(0.08)	(0.01)
Net realized capital gains	—		(2.18)	—	—	—
Total distributions	(0.39)		(2.23)	(0.08)	(0.08)	(0.01)
Net asset value, end of period	$52.88		$40.66	$65.05	$61.36	$33.74
Total return (c)	31.25	%(d)	(35.42)%	6.15%	82.25%	9.31	%(d)

Ratios to average net assets
Gross expenses	0.58	%(e)	0.56%	0.55%	0.58%	0.99	%(e)
Net expenses	0.56	%(e)	0.56%	0.55%	0.55%	0.55	%(e)
Net expenses excluding interest	0.55	%(e)	0.55%	0.55%	0.55%	0.55	%(e)
Net investment income	1.35	%(e)	0.52%	0.06%	0.06%	0.38	%(e)
Supplemental data
Net assets, end of period (in millions)	$291		$262	$631	$522	$39
Portfolio turnover rate (f)	16	%(d)	35%	33%	25%	27	%(d)

(a)	For the period October 16, 2018 (commencement of operations) through September 30, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Biotech ETF	Non-Diversified
Digital Assets Mining ETF	Non-Diversified
Digital Transformation ETF	Non-Diversified
Energy Income ETF	Non-Diversified
Environmental Services ETF	Non-Diversified
Gaming ETF	Non-Diversified
Green Infrastructure ETF	Non-Diversified
Pharmaceutical ETF	Non-Diversified
Retail ETF	Non-Diversified
Semiconductor ETF	Non-Diversified
Video Gaming and eSports ETF	Non-Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

Biotech ETF	MVIS® US Listed Biotech 25 Index
Digital Assets Mining ETF	MVIS Global Digital Assets Mining Index
Digital Transformation ETF	MVIS Global Digital Assets Equity Index
Energy Income ETF	MVIS® North America Energy Infrastructure Index
Environmental Services ETF	NYSE Arca Environmental Services Index
Gaming ETF	MVIS® Global Gaming Index
Green Infrastructure ETF	Indxx US Green Infrastructure-MCAP Weighted Index
Pharmaceutical ETF	MVIS® US Listed Pharmaceutical 25 Index
Retail ETF	MVIS® US Listed Retail 25 Index
Semiconductor ETF	MVIS® US Listed Semiconductor 25 Index
Video Gaming and eSports ETF	MVIS® Global Video Gaming and eSports Index

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Effective December 2, 2019, the Energy Income ETF federal tax status changed from a taxable C-Corporation into a regulated investment company (“RIC”) and the unitary management fee changed from 0.82% to 0.45%.

In September 2020, the Board of Trustees (“Trustees”) approved changing the Energy Income ETF’s fiscal year-end from November 30 to September 30.

Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds.

Note 2—Significant Accounting Policies— The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability
44

in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADR’s”) and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Trustees have designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

45

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

B.	Federal Income Taxes— It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income on Energy Income ETF and Pharmaceutical ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included within the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Master Limited Partnerships—The Energy Income ETF invests a portion of its total assets in Master Limited Partnerships (“MLPs”) receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). The Fund invests the remainder of its assets in MLPs that are treated as C corporations for tax purposes.

G.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at March 31, 2023, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).
46

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2024, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The management fee rates and expense limitations for the period ended March 31, 2023, are as follows:

Fund	Management Fees	Expense Limitations
Environmental Services ETF	0.50%	0.55%
Gaming ETF	0.50	0.65
Video Gaming and eSports ETF	0.50	0.55

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

Fund	Unitary Management Fee Rate
Biotech ETF	0.35%
Digital Assets Mining ETF	0.50
Digital Transformation ETF	0.50
Energy Income ETF	0.45
Green Infrastructure ETF	0.45
Pharmaceutical ETF	0.35
Retail ETF	0.35
Semiconductor ETF	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At March 31, 2023, the Adviser owned approximately 32% and 6% of Digital Assets Mining ETF and Digital Transformation ETF, respectively.

47

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 4—Capital Share Transactions— As of March 31, 2023, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments— For the period ended March 31, 2023, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Biotech ETF	$64,940,549	$65,960,669	$109,698,692	$88,881,619
Digital Assets Mining ETF	410,607	393,095	248,547	—
Digital Transformation ETF	8,528,272	7,957,553	2,223,332	1,389,504
Energy Income ETF	2,729,421	2,276,345	—	4,703,455
Environmental Services ETF	5,912,995	6,014,507	4,159,753	8,473,940
Gaming ETF	6,158,775	5,744,410	25,270,435	19,127,661
Green Infrastructure ETF	151,095	146,238	1,275,249	—
Pharmaceutical ETF	40,736,521	40,339,407	273,332,146	500,922,794
Retail ETF	21,024,449	23,341,405	15,708,756	22,581,806
Semiconductor ETF	573,823,808	609,415,998	11,425,155,950	11,520,471,479
Video Gaming and eSports ETF	42,526,910	45,641,569	2,346,630	42,097,560

Note 6—Income Taxes— As of March 31, 2023, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$488,242,366	$41,508,328	$(32,210,519)	$9,297,809
Digital Assets Mining ETF	1,943,625	56,777	(371,532)	(314,755)
Digital Transformation ETF	48,794,681	1,866,604	(13,667,017)	(11,800,413)
Energy Income ETF	26,221,653	2,400,807	(172,114)	2,228,693
Environmental Services ETF	73,089,287	6,428,689	(4,748,614)	1,680,075
Gaming ETF	99,161,953	6,183,935	(13,461,421)	(7,277,486)
Green Infrastructure ETF	1,369,041	128,390	(130,911)	(2,521)
Pharmaceutical ETF	419,263,015	10,672,620	(39,830,156)	(29,157,536)
Retail ETF	165,258,018	7,510,017	(22,219,223)	(14,709,206)
Semiconductor ETF	9,063,397,323	123,162,612	(1,193,714,972)	(1,070,552,360)
Video Gaming and eSports ETF	341,398,127	31,909,680	(59,673,684)	(27,764,004)

The tax character of current year distributions will be determined at the end of the current fiscal year.

48

At September 30, 2022, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Biotech ETF	$(40,879,490)	$(139,258,413)	$(180,137,903)
Digital Assets Mining ETF	(860,394)	–	(860,394)
Digital Transformation ETF	(35,520,578)	(6,360,440)	(41,881,018)
Environmental Services ETF	(6,982,916)	(10,593,566)	(17,576,482)
Gaming ETF	(5,343,428)	(16,231,703)	(21,575,131)
Pharmaceutical ETF	(13,037,692)	(108,578,669)	(121,616,361)
Retail ETF	(7,086,711)	(10,100,668)	(17,187,379)
Semiconductor ETF	(431,520,562)	(41,322,537)	(472,843,099)
Video Gaming and eSports ETF	(4,035,116)	(17,936,862)	(21,971,978)

At September 30, 2022, Energy Income ETF had the following capital loss carryforwards available to offset future capital gains:

Year of Expiration	Short-Term Capital Losses	Long-Term Capital Losses	Total Capital Losses
9/30/2023	$(6,679,603)	$–	$(6,679,603)
9/30/2024	(1,612,600)	–	(1,612,600)
No Expiration	(482,604)	–	(482,604)
Total	$(8,774,807)	$–	$(8,774,807)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2023, the Funds did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. In addition, to the extent that a Fund is concentrated in a particular sector or industry, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

49

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Certain of the Funds’ investments, including investments in companies that hold material amounts of digital assets, may be subject to the risks associated with investing in digital assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that: the technology that facilitates the transfer of a digital asset could fail; the decentralized, open source protocol of the applicable blockchain network could be affected by internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because digital assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a digital asset; the price of a digital asset may be impacted by the transactions of a small number of holders of such digital asset; and that a digital asset will decline in popularity, acceptance or use, thereby impairing its price.

Under normal circumstances, the Energy Income ETF invests in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash than an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

The Green Infrastructure ETF may invest in securities of oil and gas companies whose profitability is related to worldwide energy prices, including all sources of energy, and exploration and production costs. The price of oil and gas, the earnings of oil and gas companies, and the value of such companies’ securities can be extremely volatile. In addition, the Fund invests in green infrastructure companies and performance will be impacted on the overall condition of these companies. Green infrastructure related companies are subject to a variety of factors that may adversely affect their business such as higher interest costs, cost of compliance with changes in environmental and other regulations and uncertainty concerning the availability of energy.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

A unitary management fee was adopted on October 1, 2021, for Biotech ETF, Pharmaceutical ETF, Retail ETF, and Semiconductor ETF. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through September 30, 2021. Digital Assets Mining ETF, Digital Transformation ETF, Energy Income ETF and Green Infrastructure ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

For Environmental Services ETF, Gaming ETF, and Video Gaming and eSports ETF, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending— To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities

50

Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral, if any, at March 31, 2023, are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2023.

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Biotech ETF	$26,891,164	$–	$27,430,850	$27,430,850
Digital Assets Mining ETF	246,246	209,134	54,641	263,775
Digital Transformation ETF	8,187,659	7,875,098	892,643	8,767,741
Environmental Services ETF	5,357,125	3,420,543	2,071,442	5,491,985
Gaming ETF	2,041,888	611,192	1,479,195	2,090,387
Green Infrastructure ETF	156,045	77,820	83,309	161,129
Pharmaceutical ETF	37,947,465	20,666,021	17,949,261	38,615,282
Retail ETF	5,824,817	–	6,019,603	6,019,603
Semiconductor ETF	9,817,180	9,284,471	839,497	10,123,968
Video Gaming and eSports ETF	45,312,377	22,980,614	23,496,047	46,476,661

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2023:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Digital Assets Mining ETF	209,134
Digital Transformation ETF	7,875,098
Environmental Services ETF	3,420,543
Gaming ETF	611,192
Green Infrastructure ETF	77,820
Pharmaceutical ETF	20,666,021
Semiconductor ETF	9,284,471
Video Gaming and eSports ETF	22,980,614

* Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2023, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Biotech ETF	131	$484,893	5.67%
Digital Assets Mining ETF	5	38,758	5.92
51

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Digital Transformation ETF	27	97,484	5.79
Energy Income ETF	41	160,169	5.42
Environmental Services ETF	6	236,088	5.60
Gaming ETF	171	961,442	5.40
Green Infrastructure ETF	4	200,000	4.43
Pharmaceutical ETF	142	1,077,540	5.52
Retail ETF	49	170,128	5.95
Semiconductor ETF	114	5,668,373	5.67
Video Gaming and eSports ETF	149	692,353	5.45

Outstanding loan balances as of March 31, 2023, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split— The Energy Income ETF executed a 1-for-3 reverse share split for shareholders of record before the open of markets on April 15, 2020.

Note 12—Subsequent Event Review—The Digital Assets Mining ETF had a liquidating distribution of $11.47495 per share on May 1, 2023. The Semiconductor ETF completed a 2 for 1 share split for shareholders of record before the open of markets on May 5, 2023.

52

VANECK ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for many Funds, redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2022 to December 31, 2022 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

53

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	THEMATICSAR

SEMI-ANNUAL REPORT March 31, 2023 (unaudited)

Commodity Strategy ETF	PIT
Durable High Dividend ETF	DURA
Inflation Allocation ETF	RAAX
Long/Flat Trend ETF	LFEQ
Morningstar ESG Moat ETF	MOTE
Morningstar Global Wide Moat ETF	MOTG
Morningstar International Moat ETF	MOTI
Morningstar SMID Moat ETF	SMOT
Morningstar Wide Moat ETF	MOAT®
Social Sentiment ETF	BUZZ

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of March 31, 2023.

VANECK ETF TRUST

PRESIDENT’S LETTER

March 31, 2023 (unaudited)

Dear Fellow Shareholders:

Our outlook for financial markets in 2023 was “sideways.” The three major forces—monetary policy, government spending and economic growth—are negative or muted. This is still my view despite events in the last few months, discussed at the end of this letter.

Discussion

To recap this cycle: stocks and bonds historically do not perform well when the Fed tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets.

There are three things investors are facing, none of which is particularly positive for financial assets.

1.	Monetary Policy: Tightening

Money supply exploded during the COVID–19 pandemic, but declined dramatically in 2022, to low levels. This withdrawal of money supply is bad for stock and bond returns.

A second, modern component to monetary policy is the Fed balance sheet. After buying bonds during the pandemic, the Fed has now started shrinking the balance sheet—one estimate indicates $330 billion net out by the end of last November. The Fed has only shrunk its balance sheet once before, so we are facing an unknown.

Commodity prices and the Consumer Price Index (“CPI”) receive much focus, but I think what the Fed is really fighting is wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. I think the Fed knows it can’t control oil prices or supply chain directly, but it wants to manage this wage inflation psychology.

Services typically don’t reflect the price of commodities and, in 2022, we saw services inflation increase significantly. That’s not slowing down, and this is a battle the Fed is fighting that I think will last for an extended period of time.

2.	Fiscal Tightening

A second bearish factor is that government spending is unlikely to increase this year. The Republicans, who won control of the House of Representatives, are looking to slow government spending. And even Democrats like Larry Summers believe that stimulus spending during the pandemic led to inflation, so we’re unlikely to see another big stimulus spending bill regardless of who controls government.

3.	Global Growth is at Low Levels

Both Chinese and European growth, for different reasons, were slow in 2022. Over the last 20 years, U.S. and China have been the two main pillars of global growth. While China has loosened its Draconian domestic COVID-19 restrictions, and I think there will be a growth surge, the growth may be more domestic and consumer-led, which may not stimulate global growth as much as it has in recent decades.

The range in China growth estimates is from low (1% to 3%) to “high” (4% to 5%). In coming years, we will likely have to look to India, Indonesia and Africa to take up the baton as pillars of higher percentage global growth.

I don’t believe that we will escape these three dampeners on stock and bond returns in 2023—higher interest rates, no government spending growth and tepid global growth. We will need upside corporate profitability surprises or high Chinese growth to substantially boost markets this year, in our view.

However, after the 2022 losses, bond investments are now offering attractive yields, so this is currently our favorite asset class to buy. (See What to Buy? Bonds. When? Now.1) Because of higher interest rates, bonds

1

VANECK ETF TRUST

PRESIDENT’S LETTER

(unaudited) (continued)

can offer adequate returns, as they did in the 1970s even though that decade was the worst for interest rates in the last 100 years.

First Quarter 2023

My basic outlook hasn’t changed. There were two unexpected monetary stimuli in early 2023, but I think both are temporary. The first was the wave of money from Asia at year-end: Japanese bond buying of approximately $600 billion and Chinese money supply growth post-COVID-19. The second monetary stimulus was the credit the Fed provided to banks during the mini-bank crisis of March. I’m worried that the bank crisis will lead to a contraction of credit, but this is offset by China reopening. So, I don’t see these two monetary stimuli as significantly changing the “sideways” trajectory of 2023.

The only “new” thought is that, while I think the Fed won’t stimulate for a while, this is a good time to get positioned in assets that would benefit from that stimulus, namely gold and BTC (bitcoin).

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended March 31, 2023. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

April 7, 2023

PS The investing outlook can change suddenly. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights2”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1	What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.
2	https://www.vaneck.com/us/en/subscribe/.
2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2022 to March 31, 2023.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2022 - March 31, 2023(a)
Commodity Strategy ETF
Actual (b)	$1,000.00	$969.30	0.56%	$1.53
Hypothetical (c)	$1,000.00	$1,022.14	0.56%	$2.82
Durable High Dividend ETF
Actual	$1,000.00	$1,149.00	0.30%	$1.61
Hypothetical (c)	$1,000.00	$1,023.44	0.30%	$1.51
Inflation Allocation ETF
Actual	$1,000.00	$1,126.20	0.43%	$2.28
Hypothetical (c)	$1,000.00	$1,022.79	0.43%	$2.17
Long/Flat Trend ETF
Actual	$1,000.00	$1,089.50	0.68%	$3.54
Hypothetical (c)	$1,000.00	$1,021.54	0.68%	$3.43
Morningstar ESG Moat ETF
Actual	$1,000.00	$1,187.40	0.49%	$2.67
Hypothetical (c)	$1,000.00	$1,022.49	0.49%	$2.47
Morningstar Global Wide Moat ETF
Actual	$1,000.00	$1,195.20	0.52%	$2.85
Hypothetical (c)	$1,000.00	$1,022.34	0.52%	$2.62
Morningstar International Moat ETF
Actual	$1,000.00	$1,309.70	0.56%	$3.22
Hypothetical (c)	$1,000.00	$1,022.14	0.56%	$2.82
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period October 1, 2022 - March 31, 2023(a)
Morningstar SMID Moat ETF
Actual (d)	$1,000.00	$1,095.00	0.49%	$2.50
Hypothetical (c)	$1,000.00	$1,022.49	0.49%	$2.47
Morningstar Wide Moat ETF
Actual	$1,000.00	$1,246.60	0.47%	$2.63
Hypothetical (c)	$1,000.00	$1,022.59	0.47%	$2.37
Social Sentiment ETF
Actual	$1,000.00	$1,175.80	0.75%	$4.07
Hypothetical (c)	$1,000.00	$1,021.19	0.75%	$3.78

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2023), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Expenses are equal to the Fund’s annualized expense ratio (for the period from December 21, 2022 (commencement of operations) to March 31, 2023) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
(c)	Assumes annual return of 5% before expenses
(d)	Expenses are equal to the Fund’s annualized expense ratio (for the period from October 5, 2022 (commencement of operations) to March 31, 2023) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
4

VANECK COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Par (000’s)	Value
Short-Term Investments: 94.4%
United States Treasury Obligations: 94.4%
United States Treasury Bill
0.00%, 04/18/23 (a) ^	$8,898	$8,881,131
0.00%, 04/25/23 (a) ^	9,400	9,374,071
0.00%, 05/02/23 (a) ^	9,194	9,160,050
0.00%, 07/11/23 ^	4,663	4,603,083
		32,018,335
Total Short-Term Investments: 94.4% (Cost: $32,012,908)		32,018,335
Other assets less liabilities: 5.6%		1,906,598
NET ASSETS: 100.0%		$33,924,933

^	Zero Coupon Bond
(a)	All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $5,416,928.

Futures Contracts

Reference Entity	Type	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Brent Crude Oil	Long	10	08/31/23	$787,100	$1,134
Brent Crude Oil	Long	45	09/29/23	3,523,950	(48,997)
Copper	Long	18	05/26/23	1,842,525	(41,075)
Corn	Long	71	09/14/23	2,049,238	(102,593)
Cotton No. 2	Long	4	12/06/23	166,840	1,666
Gasoline RBOB	Long	50	09/29/23	4,790,519	68,875
Gold	Long	18	06/28/23	3,575,160	191,449
LME Nickel	Long	6	05/15/23	855,000	(104,195)
LME Zinc	Long	14	05/15/23	1,025,413	(50,314)
Low Sulfur Gasoil	Long	8	05/11/23	601,400	(50,264)
Natural Gas	Long	7	08/29/23	192,500	(16,930)
Natural Gas	Long	21	03/26/24	677,040	10,789
NY Harbor ULSD	Long	29	04/28/23	3,191,891	(155,960)
Soybean	Long	39	09/14/23	2,628,113	(126,284)
Soybean Meal	Long	15	10/13/23	634,800	13,979
Soybean Meal	Long	19	10/13/23	618,564	(60,421)
Sugar No. 11	Long	53	04/28/23	1,320,760	180,970
Sugar No. 11	Long	72	06/30/23	1,760,371	126,879
WTI Crude Oil	Long	50	11/20/23	3,677,500	(61,687)
WTI Crude Oil	Long	8	08/22/23	600,000	2,276
LME Nickel	Short	6	05/15/23	855,000	(12,425)
Net unrealized depreciation on futures contracts					$(233,128)

Summary of Investments by Sector	% of Investments	Value
Government Activity	100.0%	$32,018,335

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$32,018,335	$—	$32,018,335
Other Financial Instruments:
Futures Contracts	$(233,128)	$—	$—	$(233,128)

See Notes to Financial Statements

5

VANECK DURABLE HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.4%
Banks: 8.2%
Bank of America Corp.	116,626	$3,335,504
JPMorgan Chase & Co.	34,185	4,454,647
		7,790,151
Capital Goods: 4.7%
General Dynamics Corp.	3,148	718,405
Honeywell International, Inc.	8,713	1,665,229
MSC Industrial Direct Co., Inc.	1,073	90,132
Raytheon Technologies Corp.	20,957	2,052,319
		4,526,085
Commercial & Professional Services: 0.9%
Broadridge Financial Solutions, Inc.	1,426	209,009
Paychex, Inc.	5,680	650,871
		859,880
Consumer Durables & Apparel: 0.3%
Garmin Ltd.	2,820	284,594
Consumer Services: 2.1%
Starbucks Corp.	14,412	1,500,722
Wendy’s Co.	3,127	68,106
Yum! Brands, Inc.	3,241	428,071
		1,996,899
Consumer Staples Distribution & Retail: 0.7%
Sysco Corp.	8,297	640,777
Energy: 2.8%
Kinder Morgan, Inc.	79,942	1,399,784
The Williams Companies, Inc.	42,988	1,283,622
		2,683,406
Financial Services: 5.9%
BlackRock, Inc.	2,739	1,832,720
CME Group, Inc.	9,381	1,796,649
Cohen & Steers, Inc.	485	31,021
Evercore, Inc.	503	58,036
Franklin Resources, Inc.	7,316	197,093
Invesco Ltd.	12,407	203,475
T Rowe Price Group, Inc.	6,008	678,303
The Bank of New York Mellon Corp.	13,535	615,030
Western Union Co.	19,397	216,276
		5,628,603
Food, Beverage & Tobacco: 12.1%
Altria Group, Inc.	88,867	3,965,246
Campbell Soup Co.	3,528	193,969
Conagra Brands, Inc.	10,968	411,958
Ingredion, Inc.	1,154	117,396
Kellogg Co.	5,851	391,783
Kraft Heinz Co.	20,959	810,485
Mondelez International, Inc.	19,479	1,358,076
Philip Morris International, Inc.	43,972	4,276,277
		11,525,190
Health Care Equipment & Services: 4.9%
Abbott Laboratories	21,311	2,157,952
Medtronic Plc	28,489	2,296,783
Quest Diagnostics, Inc.	1,387	196,233
		4,650,968
Household & Personal Products: 2.6%
Clorox Co.	2,414	381,991
	Number of Shares	Value
Household & Personal Products (continued)
Colgate-Palmolive Co.	13,764	$1,034,365
Kimberly-Clark Corp.	7,971	1,069,868
		2,486,224
Insurance: 1.1%
American International Group, Inc.	10,457	526,615
Travelers Cos, Inc.	3,045	521,943
		1,048,558
Materials: 0.9%
Air Products and Chemicals, Inc.	3,129	898,680
Pharmaceuticals, Biotechnology & Life Sciences: 15.2%
Amgen, Inc.	11,698	2,827,991
Gilead Sciences, Inc.	28,814	2,390,698
Johnson & Johnson	30,762	4,768,110
Pfizer, Inc.	111,765	4,560,012
		14,546,811
Semiconductors & Semiconductor Equipment: 7.6%
Broadcom, Inc.	6,814	4,371,454
Texas Instruments, Inc.	15,527	2,888,177
		7,259,631
Software & Services: 4.0%
International Business Machines Corp.	29,346	3,846,967
Technology Hardware & Equipment: 4.4%
Cisco Systems, Inc.	80,119	4,188,221
Telecommunication Services: 5.1%
Cogent Communications Holdings, Inc.	1,534	97,746
Verizon Communications, Inc.	123,328	4,796,226
		4,893,972
Transportation: 2.8%
Norfolk Southern Corp.	3,427	726,524
Union Pacific Corp.	9,930	1,998,512
		2,725,036
Utilities: 13.1%
Alliant Energy Corp.	5,331	284,675
Ameren Corp.	4,632	400,159
American Electric Power Co., Inc.	11,708	1,065,311
CenterPoint Energy, Inc.	10,245	301,818
DTE Energy Co.	4,117	450,976
Duke Energy Corp.	20,544	1,981,880
Entergy Corp.	5,137	553,460
Essential Utilities, Inc.	4,014	175,211
Evergy, Inc.	5,745	351,134
Exelon Corp.	20,907	875,794
FirstEnergy Corp.	13,465	539,408
Hawaiian Electric Industries, Inc.	2,470	94,848
NiSource, Inc.	8,821	246,635
OGE Energy Corp.	5,839	219,897
Pinnacle West Capital Corp.	3,177	251,746
PPL Corp.	15,069	418,768

See Notes to Financial Statements

6

	Number of Shares	Value
Utilities (continued)
Public Service Enterprise Group, Inc.	11,493	$717,738
Sempra Energy	6,113	924,041
Southern Co.	28,887	2,009,957
WEC Energy Group, Inc.	6,614	626,941
		12,490,397
Total Common Stocks (Cost: $93,101,266)		94,971,050
Total Investments: 99.4% (Cost: $93,101,266)		94,971,050
Other assets less liabilities: 0.6%		551,691
NET ASSETS: 100.0%		$95,522,741

Summary of Investments by Sector	% of Investments	Value
Health Care	20.2%	$19,197,779
Information Technology	16.1	15,294,819
Consumer Staples	15.4	14,652,191
Financials	15.2	14,467,312
Utilities	13.2	12,490,397
Industrials	8.6	8,111,001
Communication Services	5.2	4,893,972
Energy	2.8	2,683,406
Consumer Discretionary	2.4	2,281,493
Materials	0.9	898,680
	100.0%	$94,971,050

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$94,971,050	$—	$—	$94,971,050

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

7

VANECK INFLATION ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS: 99.8% (a)
Energy Select Sector SPDR Fund †	78,991	$6,542,825
Global X US Infrastructure Development ETF	116,739	3,309,551
iShares Global Infrastructure ETF †	326,204	15,559,930
iShares Gold Strategy ETF	4,367	258,213
iShares Gold Trust	6,254	233,712
iShares MSCI Global Metals & Mining Producers ETF †	67,930	2,901,970
Nuveen Short-Term REIT ETF †	37,430	1,112,573
SPDR Gold MiniShares Trust	5,993	234,386
SPDR S&P Oil & Gas Exploration & Production ETF †	40,666	5,188,575
VanEck Agribusiness ETF † ‡	51,089	4,437,591
VanEck Commodity Strategy ETF ‡	524,412	25,378,341
VanEck Energy Income ETF ‡	107,983	6,578,184
VanEck Gold Miners ETF ‡	294,900	9,540,014
VanEck Merk Gold Trust	1,262,887	24,121,142
	Number of Shares	Value
VanEck Mortgage REIT Income ETF † ‡	48,075	$543,248
VanEck Oil Services ETF † ‡	13,743	3,808,598
VanEck Steel ETF † ‡	58,041	3,699,533
Vanguard Real Estate ETF †	100,649	8,357,893
Total Exchange Traded Funds (Cost: $125,275,491)		121,806,279

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 11.2%
Money Market Fund: 11.2% (Cost: $13,621,763)
State Street Navigator Securities Lending Government Money Market Portfolio	13,621,763	13,621,763
Total Investments: 111.0% (Cost: $138,897,254)		135,428,042
Liabilities in excess of other assets: (11.0)%		(13,436,231)
NET ASSETS: 100.0%		$121,991,811

Footnotes:
(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $27,582,056.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Commodities Futures	20.8%	$25,378,342
Gold Bullion	20.4	24,847,453
Utilities	12.8	15,559,931
Gold Mining	7.8	9,540,015
Real Estate Investment Trusts	7.8	9,470,466
Oil Services	7.3	8,997,173
Exchange Traded Funds	5.8	7,121,431
Energy	5.4	6,542,824
Agribusiness	3.7	4,437,590
Steel	3.1	3,699,533
Industrials	2.7	3,309,551
Global Metals and Mining	2.4	2,901,970
	100.0%	$121,806,279

See Notes to Financial Statements

8

Transactions in securities of affiliates for the period ended March 31, 2023 were as follows:

	Value 9/30/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2023
VanEck Agribusiness ETF	$5,199,181	$267,415	$(1,451,570)	$(89,446)	$110,114	$512,011	$4,437,591
VanEck Commodity Strategy ETF	–	30,235,125	(4,356,276)	78,296	–	(578,804)	25,378,341
VanEck Energy Income ETF	7,942,124	414,079	(2,444,085)	56,228*	68,643†	649,426‡	6,578,184
VanEck Gold Miners ETF	5,563,085	3,836,548	(1,869,370)	2,718	141,516	2,007,033	9,540,014
VanEck Junior Gold Miners ETF	2,324,276	134,867	(3,071,072)	(616,038)	14,023	1,227,967	–
VanEck Mortgage REIT Income ETF	–	757,720	(131,367)	(5,227)	22,185	(77,878)	543,248
VanEck Oil Services ETF	3,715,395	484,442	(1,642,768)	215,732	43,218	1,035,797	3,808,598
VanEck Rare Earth/Strategic Metals ETF	2,488,401	129,208	(2,423,174)	(599,334)	34,512	404,899	–
VanEck Steel ETF	3,321,251	203,979	(922,526)	106,621	194,876	990,208	3,699,533
	$30,553,713	$36,463,383	$(18,312,208)	$(850,450)	$629,087	$6,170,659	$53,985,509

*	Includes Return of Capital distribution reclassification of $3,390.
†	Includes Return of Capital distribution reclassification of $39,588.
‡	Includes Return of Capital distribution reclassification of $36,198.

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$121,806,279	$—	$—	$121,806,279
Money Market Fund	13,621,763	—	—	13,621,763
Total Investments	$135,428,042	$—	$—	$135,428,042

See Notes to Financial Statements

9

VANECK LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Par (000’s	)	Value
SHORT-TERM INVESTMENT: 100.3% (Cost: $23,559,068)
United States Treasury Obligations: 100.3%
United States Treasury Bill 0.00%, 06/15/23	23,784,000		$23,560,400
Total Investments: 100.3% (Cost: $23,559,068)			23,560,400
Liabilities in excess of other assets: (0.3)%			(59,958)
NET ASSETS: 100.0%			$23,500,442

Summary of Investments by Sector	% of Investments	Value
Government Activity	100.0%	$23,560,400

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$23,560,400	$—	$23,560,400

See Notes to Financial Statements

10

VANECK MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 1.0%
Bank of America Corp.	1,490	$42,614
Capital Goods: 8.8%
Allegion plc	447	47,708
Emerson Electric Co.	1,087	94,721
Masco Corp.	1,936	96,258
Rockwell Automation, Inc.	430	126,184
		364,871
Commercial & Professional Services: 0.9%
TransUnion	584	36,290
Consumer Discretionary Distribution & Retail: 3.1%
Lowe’s Companies, Inc.	255	50,992
MercadoLibre, Inc. *	56	73,811
		124,803
Consumer Durables & Apparel: 3.8%
NIKE, Inc.	419	51,386
Polaris, Inc.	927	102,554
		153,940
Consumer Services: 2.6%
Starbucks Corp.	479	49,878
Yum! Brands, Inc.	420	55,474
		105,352
Consumer Staples Distribution & Retail: 1.2%
Costco Wholesale Corp.	101	50,184
Financial Services: 22.1%
American Express Co.	315	51,959
BlackRock, Inc.	69	46,169
Charles Schwab Corp.	756	39,599
CME Group, Inc.	507	97,101
Intercontinental Exchange, Inc.	982	102,413
MarketAxess Holdings, Inc.	177	69,258
Mastercard, Inc.	145	52,694
Moody’s Corp.	178	54,472
Northern Trust Corp.	556	49,000
S&P Global, Inc.	141	48,613
State Street Corp.	1,282	97,035
The Bank of New York Mellon Corp.	2,148	97,605
Tradeweb Markets, Inc.	674	53,259
Western Union Co.	3,544	39,516
		898,693
Food, Beverage & Tobacco: 8.0%
Brown-Forman Corp.	732	47,046
Constellation Brands, Inc.	397	89,678
Kellogg Co.	1,321	88,454
Mondelez International, Inc.	1,477	102,976
		328,154
Health Care Equipment & Services: 3.5%
Medtronic Plc	1,147	92,471
Zimmer Biomet Holdings, Inc.	393	50,776
		143,247
Household & Personal Products: 3.9%
Clorox Co.	689	109,027
Estee Lauder Cos, Inc.	210	51,757
		160,784
	Number of Shares	Value
Materials: 1.0%
International Flavors & Fragrances, Inc.	451	$41,474
Media & Entertainment: 4.4%
Alphabet, Inc. *	430	44,604
Comcast Corp.	1,409	53,415
John Wiley & Sons, Inc.	2,158	83,666
		181,685

Pharmaceuticals, Biotechnology & Life Sciences: 4.0%
Biogen, Inc. *	167	46,431
Gilead Sciences, Inc.	773	64,136
Thermo Fisher Scientific, Inc.	89	51,297
		161,864
Semiconductors & Semiconductor Equipment: 9.5%
Analog Devices, Inc.	294	57,983
Applied Materials, Inc.	956	117,425
KLA Corp.	269	107,377
Monolithic Power Systems, Inc.	112	56,060
Teradyne, Inc.	501	53,863
		392,708
Software & Services: 18.3%
Adobe, Inc. *	127	48,942
Autodesk, Inc. *	252	52,456
Blackbaud, Inc. *	865	59,945
Fortinet, Inc. *	946	62,871
Guidewire Software, Inc. *	579	47,507
Intuit, Inc.	122	54,391
Microsoft Corp.	383	110,419
Palo Alto Networks, Inc. *	296	59,123
Roper Technologies, Inc.	233	102,681
ServiceNow, Inc. *	102	47,401
Tyler Technologies, Inc. *	148	52,487
VeriSign, Inc. *	249	52,621
		750,844
Technology Hardware & Equipment: 2.6%
Cisco Systems, Inc.	1,013	52,955
Keysight Technologies, Inc. *	336	54,257
		107,212
Transportation: 1.2%
CH Robinson Worldwide, Inc.	508	50,480
Total Common Stocks (Cost: $3,811,165)		4,095,199
Total Investments: 99.9% (Cost: $3,811,165)		4,095,199
Other assets less liabilities: 0.1%		5,948
NET ASSETS: 100.0%		$4,101,147

See Notes to Financial Statements

11

VANECK MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Information Technology	30.5%	$1,250,764
Financials	23.0	941,307
Consumer Staples	13.1	539,122
Industrials	11.0	451,641
Consumer Discretionary	9.5	384,095
Health Care	7.5	305,111
Communication Services	4.4	181,685
Materials	1.0	41,474
	100.0%	$4,095,199

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$4,095,199	$—	$—	$4,095,199

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

12

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Argentina: 1.5%
MercadoLibre, Inc. (USD) *	214	$282,065
Australia: 4.8%
ANZ Group Holdings Ltd.	22,712	350,675
Brambles Ltd.	20,676	186,782
Westpac Banking Corp.	24,059	350,971
		888,428
Belgium: 2.2%
Anheuser-Busch InBev SA	6,035	403,015
Brazil: 2.0%
Ambev SA *	130,000	367,418
Canada: 1.9%
Royal Bank of Canada	1,912	182,603
Toronto-Dominion Bank	2,838	169,754
		352,357
China: 4.3%
Baidu, Inc. (HKD) *	10,250	193,122
Tencent Holdings Ltd. (HKD)	4,100	200,363
Yum China Holdings, Inc. (USD)	6,289	398,659
		792,144
Denmark: 1.1%
Chr. Hansen Holding A/S	2,631	200,515
France: 6.6%
Airbus SE	2,925	391,387
Safran SA	2,753	408,278
Sanofi	3,849	418,285
		1,217,950
Germany: 3.3%
Bayer AG	6,350	406,378
GEA Group AG *	4,370	199,707
		606,085
Hong Kong: 1.0%
Hong Kong Exchanges & Clearing Ltd.	4,300	190,595
Japan: 4.8%
Harmonic Drive Systems, Inc.	5,300	176,328
Japan Tobacco, Inc.	9,000	189,662
Kao Corp.	4,500	174,749
Nabtesco Corp.	14,000	343,531
		884,270
Netherlands: 2.2%
ASML Holding NV	604	412,335
Sweden: 0.9%
Elekta AB †	23,069	176,455
Switzerland: 4.0%
Barry Callebaut AG	184	390,451
Novartis AG	2,177	200,195
Roche Holding AG	556	159,116
		749,762
Taiwan: 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	210,295
	Number of Shares	Value
United Kingdom: 9.7%
British American Tobacco Plc	9,318	$327,391
Experian Plc	10,685	352,646
GSK Plc	10,459	185,230
Imperial Brands Plc	14,825	341,698
London Stock Exchange Group Plc	4,063	395,550
Unilever Plc	3,728	193,628
		1,796,143
United States: 48.4%
3M Co.	1,466	154,091
Allegion plc	1,591	169,807
Applied Materials, Inc.	1,672	205,372
Berkshire Hathaway, Inc. *	594	183,409
Biogen, Inc. *	692	192,397
Blackbaud, Inc. *	3,076	213,167
BlackRock, Inc.	525	351,288
Boeing Co. *	878	186,514
Charles Schwab Corp.	2,245	117,593
Comcast Corp.	5,217	197,776
Constellation Brands, Inc.	1,601	361,650
Dominion Energy, Inc.	3,028	169,296
Ecolab, Inc.	1,139	188,539
Emerson Electric Co.	4,010	349,431
Equifax, Inc.	910	184,584
Fortinet, Inc. *	6,304	418,964
Gilead Sciences, Inc.	2,269	188,259
Intercontinental Exchange, Inc.	1,777	185,323
International Flavors & Fragrances, Inc.	1,752	161,114
Intuit, Inc.	437	194,828
John Wiley & Sons, Inc.	4,182	162,136
Kellogg Co.	5,308	355,424
Lam Research Corp.	369	195,614
Masco Corp.	7,292	362,558
Medtronic Plc	2,366	190,747
Microchip Technology, Inc.	2,153	180,378
Microsoft Corp.	731	210,747
Philip Morris International, Inc.	1,824	177,384
Polaris, Inc.	3,239	358,331
Rockwell Automation, Inc.	698	204,828
Roper Technologies, Inc.	847	373,264
State Street Corp.	4,401	333,112
Teradyne, Inc.	1,762	189,433
The Bank of New York Mellon Corp.	3,654	166,038
US Bancorp	8,245	297,232
Wells Fargo & Co.	8,544	319,375
Western Union Co.	13,680	152,532
Zimmer Biomet Holdings, Inc.	2,928	378,298
		8,980,833
Total Common Stocks (Cost: $16,930,675)		18,510,665

See Notes to Financial Statements

13

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0%
Money Market Fund: 1.0% (Cost: $177,721)
State Street Navigator Securities Lending Government Money Market Portfolio	177,721	$177,721
Total Investments: 100.8% (Cost: $17,108,396)		18,688,386
Liabilities in excess of other assets: (0.8)%		(140,347)
NET ASSETS: 100.0%		$18,548,039

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $167,628.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	20.2%	$3,746,050
Industrials	19.8	3,670,473
Consumer Staples	17.8	3,282,470
Information Technology	15.1	2,804,397
Health Care	13.5	2,495,360
Consumer Discretionary	5.6	1,039,056
Communication Services	4.1	753,397
Materials	3.0	550,167
Utilities	0.9	169,295
	100.0%	$18,510,665

See Notes to Financial Statements

14

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$282,065	$—	$—	$282,065
Australia	—	888,428	—	888,428
Belgium	—	403,015	—	403,015
Brazil	367,418	—	—	367,418
Canada	352,357	—	—	352,357
China	398,659	393,485	—	792,144
Denmark	—	200,515	—	200,515
France	—	1,217,950	—	1,217,950
Germany	—	606,085	—	606,085
Hong Kong	—	190,595	—	190,595
Japan	—	884,270	—	884,270
Netherlands	—	412,335	—	412,335
Sweden	—	176,455	—	176,455
Switzerland	—	749,762	—	749,762
Taiwan	—	210,295	—	210,295
United Kingdom	—	1,796,143	—	1,796,143
United States	8,980,833	—	—	8,980,833
Money Market Fund	177,721	—	—	177,721
Total Investments	$10,559,053	$8,129,333	$—	$18,688,386

See Notes to Financial Statements

15

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Australia: 4.2%
AGL Energy Ltd.	835,812	$4,517,514
Aurizon Holdings Ltd. †	950,912	2,145,963
WiseTech Global Ltd.	50,270	2,218,884
		8,882,361
Belgium: 2.1%
Anheuser-Busch InBev SA	66,654	4,451,134
Brazil: 1.1%
Ambev SA *	785,200	2,219,203
China: 28.8%
Alibaba Group Holding Ltd. (HKD) *	191,500	2,425,425
Anhui Conch Cement Co. Ltd.	448,047	1,842,306
ANTA Sports Products Ltd. (HKD)	152,400	2,212,698
ASMPT Ltd. (HKD)	498,300	4,942,099
Baidu, Inc. (HKD) *	136,000	2,562,396
Beijing Enterprises Holdings Ltd. (HKD)	578,000	2,080,539
BOC Hong Kong Holdings Ltd. (HKD)	1,176,500	3,662,719
China Education Group Holdings Ltd. (HKD)	1,866,000	1,796,005
China Gas Holdings Ltd. (HKD)	2,845,000	4,005,549
CLP Holdings Ltd. (HKD)	274,000	1,979,947
Link REIT (HKD)	609,080	3,916,500
NetEase, Inc. (HKD)	126,700	2,236,604
Shanghai Junshi Biosciences Co. Ltd. *	200,069	1,397,508
Shanghai Pharmaceuticals Holding Co. Ltd.	679,200	2,014,916
Shanghai Pharmaceuticals Holding Co. Ltd. (HKD)	1,129,300	2,108,906
Sino Biopharmaceutical Ltd. (HKD)	7,195,000	4,032,738
Sinopharm Group Co. Ltd. (HKD)	1,452,000	4,387,579
SJM Holdings Ltd. (HKD) * †	4,201,000	2,102,404
Tencent Holdings Ltd. (HKD)	46,900	2,291,955
WH Group Ltd. (HKD) 144A	6,884,500	4,104,145
Yum China Holdings, Inc. (USD)	69,373	4,397,555
		60,500,493
Denmark: 2.0%
Danske Bank A/S *	102,637	2,068,787
Pandora A/S	22,429	2,156,938
		4,225,725
France: 8.1%
Accor SA *	137,855	4,489,873
Airbus SE	32,244	4,314,493
Alstom SA	150,769	4,112,262
Worldline SA 144A *	98,327	4,186,265
		17,102,893
Germany: 9.4%
BASF SE	41,063	2,159,628
	Number of Shares	Value
Germany (continued)
Bayer AG	33,910	$2,170,120
Bayerische Motoren Werke AG	41,279	4,532,255
Continental AG	25,335	1,901,750
Fresenius SE & Co. KGaA	151,668	4,102,891
HeidelbergCement AG	34,691	2,537,592
Infineon Technologies AG	58,765	2,417,534
		19,821,770
Israel: 1.1%
Nice Ltd. *	9,912	2,255,084
Japan: 4.8%
Kao Corp.	104,900	4,073,596
MEIJI Holdings Co. Ltd. †	76,800	1,822,230
Murata Manufacturing Co. Ltd.	37,400	2,273,957
Nabtesco Corp. †	80,500	1,975,302
		10,145,085
Luxembourg: 1.0%
Millicom International Cellular SA (SEK) (SDR) *	109,802	2,085,419
Netherlands: 7.3%
ABN AMRO Bank NV 144A	143,764	2,283,829
Akzo Nobel NV	27,560	2,159,470
ING Groep NV	308,500	3,670,128
STMicroelectronics NV	92,150	4,918,919
Universal Music Group NV †	89,313	2,265,896
		15,298,242
Singapore: 1.9%
Oversea-Chinese Banking Corp. Ltd.	214,300	1,999,536
United Overseas Bank Ltd.	84,100	1,888,056
		3,887,592
South Korea: 4.8%
KT Corp.	162,347	3,670,611
Samsung Electro-Mechanics Co. Ltd.	36,064	4,258,121
SK Telecom Co. Ltd.	59,122	2,193,549
		10,122,281
Spain: 1.0%
Cellnex Telecom SA 144A *	56,153	2,187,583
Sweden: 1.0%
Elekta AB †	265,245	2,028,859
Switzerland: 2.8%
Chugai Pharmaceutical Co. Ltd. (JPY)	73,100	1,800,757
Dufry AG *	92,245	4,120,283
		5,921,040
Taiwan: 3.2%
MediaTek, Inc.	91,000	2,359,276
Taiwan Semiconductor Manufacturing Co. Ltd.	249,000	4,363,627
		6,722,903
United Kingdom: 14.6%
BT Group Plc	1,381,230	2,493,796
Experian Plc	55,486	1,831,249
GSK Plc	235,714	4,174,529

See Notes to Financial Statements

16

	Number of Shares	Value
United Kingdom (continued)
HSBC Holdings Plc	594,197	$4,047,789
Imperial Brands Plc	164,418	3,789,636
Lloyds Banking Group Plc	6,883,818	4,056,673
Smith & Nephew Plc	146,764	2,044,811
Swire Properties Ltd. (HKD)	1,524,400	3,923,328
WPP Plc	366,793	4,367,905
		30,729,716
United States: 1.0%
BRP, Inc. (CAD) †	25,410	1,985,711
Total Common Stocks (Cost: $204,237,266)		210,573,094
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.5%
Money Market Fund: 2.5% (Cost: $5,155,874)
State Street Navigator Securities Lending Government Money Market Portfolio	5,155,874	$5,155,874
Total Investments: 102.7% (Cost: $209,393,140)		215,728,968
Liabilities in excess of other assets: (2.7)%		(5,622,477)
NET ASSETS: 100.0%		$210,106,491

Definitions:

CAD	Canadian Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $6,997,413.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $12,761,822, or 6.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	15.3%	$32,120,897
Health Care	14.4	30,263,615
Information Technology	14.2	30,007,499
Financials	13.2	27,863,783
Communication Services	12.5	26,355,714
Consumer Staples	9.7	20,459,944
Industrials	6.8	14,379,269
Utilities	6.0	12,583,548
Materials	4.1	8,698,997
Real Estate	3.8	7,839,828
	100.0%	$210,573,094

See Notes to Financial Statements

17

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$—	$8,882,361	$—	$8,882,361
Belgium	—	4,451,134	—	4,451,134
Brazil	2,219,203	—	—	2,219,203
China	4,397,555	56,102,938	—	60,500,493
Denmark	—	4,225,725	—	4,225,725
France	—	17,102,893	—	17,102,893
Germany	—	19,821,770	—	19,821,770
Israel	—	2,255,084	—	2,255,084
Japan	—	10,145,085	—	10,145,085
Luxembourg	2,085,419	—	—	2,085,419
Netherlands	—	15,298,242	—	15,298,242
Singapore	—	3,887,592	—	3,887,592
South Korea	—	10,122,281	—	10,122,281
Spain	—	2,187,583	—	2,187,583
Sweden	—	2,028,859	—	2,028,859
Switzerland	—	5,921,040	—	5,921,040
Taiwan	—	6,722,903	—	6,722,903
United Kingdom	—	30,729,716	—	30,729,716
United States	1,985,711	—	—	1,985,711
Money Market Fund	5,155,874	—	—	5,155,874
Total Investments	$15,843,762	$199,885,206	$—	$215,728,968

See Notes to Financial Statements

18

VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 4.7%
Adient Plc *	15,736	$644,548
Aptiv Plc *	2,781	312,000
BorgWarner, Inc.	13,863	680,812
Gentex Corp.	22,823	639,729
		2,277,089
Banks: 2.0%
Comerica, Inc.	9,689	420,696
Huntington Bancshares, Inc.	22,539	252,437
M&T Bank Corp.	2,315	276,805
		949,938
Capital Goods: 14.3%
Allegion Plc	2,859	305,141
Carrier Global Corp.	6,764	309,453
Crane Holdings Co.	5,820	660,570
Dover Corp.	4,320	656,381
Fortive Corp.	9,472	645,706
Fortune Brands Innovations, Inc.	5,359	314,734
Graco, Inc.	4,476	326,793
Ingersoll Rand, Inc.	11,081	644,693
ITT, Inc.	7,378	636,721
Masco Corp.	12,740	633,433
Rockwell Automation, Inc.	1,147	336,587
Sensata Technologies Holding Plc	13,551	677,821
WESCO International, Inc.	4,261	658,495
		6,806,528
Commercial & Professional Services: 4.8%
Broadridge Financial Solutions, Inc.	4,488	657,806
Equifax, Inc.	3,194	647,871
SS&C Technologies Holdings, Inc.	11,446	646,356
Stericycle, Inc. *	7,063	308,017
		2,260,050
Consumer Discretionary Distribution & Retail: 8.7%
Advance Auto Parts, Inc.	2,322	282,378
Asbury Automotive Group, Inc. *	3,112	653,520
Bath & Body Works, Inc.	8,304	303,760
Best Buy Co., Inc.	4,010	313,863
eBay, Inc.	14,872	659,871
Etsy, Inc. *	2,876	320,185
Group 1 Automotive, Inc.	3,009	681,298
Lithia Motors, Inc.	1,359	311,116
Nordstrom, Inc.	18,182	295,821
Williams-Sonoma, Inc.	2,630	319,966
		4,141,778
Consumer Durables & Apparel: 6.1%
Garmin Ltd.	6,578	663,852
Hasbro, Inc.	5,356	287,564
Mattel, Inc. *	18,171	334,528
Polaris, Inc.	5,502	608,686
Ralph Lauren Corp.	2,799	326,559
Tapestry, Inc.	15,739	678,508
		2,899,697
	Number of Shares	Value
Energy: 1.9%
Equitrans Midstream Corp.	97,576	$563,989
HF Sinclair Corp.	6,470	313,019
		877,008
Financial Services: 9.2%
Carlyle Group, Inc.	9,400	291,964
Discover Financial Services	6,052	598,180
Evercore, Inc.	5,324	614,283
Global Payments, Inc.	6,218	654,382
SEI Investments Co.	10,683	614,807
State Street Corp.	3,922	296,856
The Bank of New York Mellon Corp.	13,427	610,123
Tradeweb Markets, Inc.	4,548	359,383
Western Union Co.	24,602	274,312
		4,314,290
Food, Beverage & Tobacco: 4.0%
Boston Beer Co., Inc. *	1,840	604,808
Ingredion, Inc.	6,433	654,429
Kellogg Co.	9,290	622,058
		1,881,295
Health Care Equipment & Services: 5.9%
Baxter International, Inc.	6,060	245,794
DaVita, Inc. *	4,259	345,447
ICU Medical, Inc. * †	2,103	346,911
LivaNova Plc *	6,018	262,264
ResMed, Inc.	2,919	639,232
Veeva Systems, Inc. *	1,698	312,075
Zimmer Biomet Holdings, Inc.	5,073	655,432
		2,807,155
Household & Personal Products: 0.7%
Clorox Co.	2,109	333,728
Materials: 9.0%
Albemarle Corp.	2,510	554,810
Celanese Corp.	5,646	614,793
Dow, Inc.	11,853	649,781
DuPont de Nemours, Inc.	8,944	641,911
Eastman Chemical Co.	3,643	307,251
International Flavors & Fragrances, Inc.	3,049	280,386
Livent Corp. *	27,199	590,762
LyondellBasell Industries NV	7,244	680,139
		4,319,833
Media & Entertainment: 7.6%
Electronic Arts, Inc.	2,902	349,546
Fox Corp.	19,253	655,565
Live Nation Entertainment, Inc. *	4,391	307,370
Omnicom Group, Inc.	3,874	365,473
Paramount Global	16,816	375,165
Pinterest, Inc. *	12,645	344,829
Sirius XM Holdings, Inc.	56,708	225,131
TripAdvisor, Inc. *	15,631	310,432
Warner Music Group Corp.	19,524	651,516
		3,585,027
Pharmaceuticals, Biotechnology & Life Sciences: 3.2%
Biogen, Inc. *	1,242	345,313

See Notes to Financial Statements

19

VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Incyte Corp. *	8,194	$592,180
Ionis Pharmaceuticals, Inc. *	16,882	603,363
		1,540,856
Real Estate Investment Trusts: 0.6%
Digital Realty Trust, Inc.	3,077	302,500
Real Estate Management & Development: 1.8%
CBRE Group, Inc. *	7,910	575,927
Jones Lang LaSalle, Inc. *	1,944	282,833
		858,760
Semiconductors & Semiconductor Equipment: 4.2%
Microchip Technology, Inc.	7,773	651,222
Monolithic Power Systems, Inc.	1,424	712,768
Skyworks Solutions, Inc.	2,841	335,181
Teradyne, Inc.	3,153	338,979
		2,038,150
Software & Services: 7.2%
Blackbaud, Inc. *	5,809	402,564
Cognizant Technology Solutions Corp.	5,447	331,886
Guidewire Software, Inc. *	4,258	349,369
Manhattan Associates, Inc. *	2,512	388,983
	Number of Shares	Value
Software & Services (continued)
Paycom Software, Inc. *	2,083	$633,253
Splunk, Inc. *	3,265	313,048
VeriSign, Inc. *	3,115	658,293
Workday, Inc. *	1,778	367,228
		3,444,624
Technology Hardware & Equipment: 4.1%
Corning, Inc.	18,555	654,620
F5, Inc. *	2,037	296,771
Littelfuse, Inc.	2,515	674,246
Vontier Corp.	12,046	329,338
		1,954,975
Total Common Stocks (Cost: $46,496,210)		47,593,281

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $955)
State Street Navigator Securities Lending Government Money Market Portfolio	955	955
Total Investments: 100.0% (Cost: $46,497,165)		47,594,236
Other assets less liabilities: 0.0%		17,585
NET ASSETS: 100.0%		$47,611,821

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $295,443.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	19.6%	$9,318,564
Industrials	19.1	9,066,578
Information Technology	15.6	7,437,750
Financials	11.1	5,264,228
Health Care	9.1	4,348,011
Materials	9.1	4,319,834
Communication Services	7.5	3,585,026
Consumer Staples	4.7	2,215,023
Real Estate	2.4	1,161,259
Energy	1.8	877,008
	100.0%	$47,593,281

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$47,593,281	$—	$—	$47,593,281
Money Market Fund	955	—	—	955
Total Investments	$47,594,236	$—	$—	$47,594,236

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

20

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 4.0%
US Bancorp	4,055,057	$146,184,805
Wells Fargo & Co.	4,189,440	156,601,267
		302,786,072
Capital Goods: 10.5%
3M Co.	1,560,849	164,060,838
Allegion Plc	804,207	85,833,013
Boeing Co. *	461,681	98,074,895
Emerson Electric Co.	1,971,249	171,774,638
Masco Corp.	3,575,232	177,760,535
Rockwell Automation, Inc.	332,485	97,567,723
		795,071,642
Commercial & Professional Services: 4.8%
Equifax, Inc. †	902,798	183,123,546
TransUnion	2,917,490	181,292,829
		364,416,375
Consumer Discretionary Distribution & Retail: 6.6%
Amazon.com, Inc. *	1,948,550	201,265,729
Etsy, Inc. *	1,501,356	167,145,964
MercadoLibre, Inc. *	101,689	134,032,203
		502,443,896
Consumer Durables & Apparel: 2.3%
Polaris, Inc.	1,586,791	175,546,688
Consumer Services: 1.3%
Domino’s Pizza, Inc.	295,539	97,489,450
Financial Services: 8.2%
Berkshire Hathaway, Inc. *	283,031	87,391,482
BlackRock, Inc.	136,377	91,252,578
Intercontinental Exchange, Inc.	1,747,868	182,285,154
State Street Corp.	1,094,552	82,846,641
Tradeweb Markets, Inc.	1,356,695	107,206,039
Western Union Co.	6,512,934	72,619,214
		623,601,108
Food, Beverage & Tobacco: 3.6%
Constellation Brands, Inc.	420,642	95,018,821
Kellogg Co.	2,617,684	175,280,121
		270,298,942
Health Care Equipment & Services: 7.4%
Medtronic Plc	2,306,667	185,963,493
Veeva Systems, Inc. *	1,044,890	192,040,333
Zimmer Biomet Holdings, Inc.	1,437,909	185,777,843
		563,781,669
Materials: 4.8%
Ecolab, Inc.	1,158,517	191,769,319
International Flavors & Fragrances, Inc.	1,885,219	173,364,739
		365,134,058
Media & Entertainment: 11.0%
Alphabet, Inc. *	1,919,231	199,081,832
Comcast Corp.	5,045,351	191,269,256
Meta Platforms, Inc. *	1,206,933	255,797,380
Walt Disney Co. *	1,872,959	187,539,385
		833,687,853
Pharmaceuticals, Biotechnology & Life Sciences: 4.9%
Biogen, Inc. *	649,933	180,700,872
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Gilead Sciences, Inc.	1,146,655	$95,137,966
Pfizer, Inc.	2,299,259	93,809,767
		369,648,605
Semiconductors & Semiconductor Equipment: 7.9%
Lam Research Corp.	372,483	197,460,688
Microchip Technology, Inc.	1,088,044	91,156,326
Monolithic Power Systems, Inc.	226,032	113,138,057
Teradyne, Inc.	1,820,576	195,730,126
		597,485,197
Software & Services: 21.5%
Adobe, Inc. *	516,168	198,915,662
Fortinet, Inc. *	3,087,396	205,188,338
Intuit, Inc.	221,392	98,703,195
Microsoft Corp.	710,393	204,806,302
Roper Technologies, Inc.	217,308	95,765,463
Salesforce, Inc. *	1,166,488	233,040,973
ServiceNow, Inc. *	420,181	195,266,514
Tyler Technologies, Inc. *	539,935	191,482,549
Workday, Inc. *	994,478	205,399,486
		1,628,568,482
Utilities: 1.1%
Dominion Energy, Inc.	1,441,737	80,607,516
Total Common Stocks (Cost: $7,415,587,755)		7,570,567,553
Total Investments: 99.9% (Cost: $7,415,587,755)		7,570,567,553
Other assets less liabilities: 0.1%		9,737,852
NET ASSETS: 100.0%		$7,580,305,405

See Notes to Financial Statements

21

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $20,527,408.

Summary of Investments by Sector	% of Investments	Value
Information Technology	29.4%	$2,226,053,679
Industrials	15.3	1,159,488,017
Health Care	12.4	933,430,274
Financials	12.2	926,387,180
Communication Services	11.0	833,687,853
Consumer Discretionary	10.2	775,480,034
Materials	4.8	365,134,058
Consumer Staples	3.6	270,298,942
Utilities	1.1	80,607,516
	100.0%	$7,570,567,553

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$7,570,567,553	$—	$—	$7,570,567,553

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

22

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 9.6%
Ford Motor Co.	77,751	$979,663
Lucid Group, Inc. * †	202,243	1,626,034
Rivian Automotive, Inc. * †	65,888	1,019,946
Tesla, Inc. *	9,357	1,941,203
		5,566,846
Banks: 2.7%
Bank of America Corp.	19,485	557,271
JPMorgan Chase & Co.	7,579	987,619
		1,544,890
Capital Goods: 3.8%
Boeing Co. *	3,354	712,490
Caterpillar, Inc.	1,405	321,520
General Electric Co.	3,418	326,761
Lockheed Martin Corp.	711	336,111
Plug Power, Inc. * †	41,527	486,696
		2,183,578
Consumer Discretionary Distribution & Retail: 7.4%
Amazon.com, Inc. *	17,537	1,811,397
GameStop Corp. * †	92,347	2,125,828
The Home Depot, Inc.	1,169	344,995
		4,282,220
Consumer Services: 6.4%
Airbnb, Inc. *	6,432	800,141
Carnival Corp. * †	78,766	799,475
DraftKings, Inc. *	74,062	1,433,840
Norwegian Cruise Line Holdings Ltd. *	22,506	302,706
Starbucks Corp.	3,262	339,672
		3,675,834
Consumer Staples Distribution & Retail: 3.0%
Costco Wholesale Corp.	948	471,033
Target Corp.	2,354	389,893
Walmart, Inc.	6,165	909,029
		1,769,955
Energy: 3.9%
Devon Energy Corp.	10,989	556,153
Exxon Mobil Corp.	4,924	539,966
Occidental Petroleum Corp.	13,687	854,479
Southwestern Energy Co. *	61,495	307,475
		2,258,073
Financial Services: 8.1%
Block, Inc. *	10,580	726,317
Coinbase Global, Inc. *	27,851	1,881,892
Goldman Sachs Group, Inc.	1,215	397,439
Morgan Stanley	3,822	335,572
PayPal Holdings, Inc. *	8,676	658,855
Robinhood Markets, Inc. *	43,426	421,666
Visa, Inc.	1,481	333,906
		4,755,647
Food, Beverage & Tobacco: 1.4%
Altria Group, Inc.	6,463	288,379
The Coca-Cola Co.	8,716	540,653
		829,032
Materials: 0.5%
United States Steel Corp.	10,149	264,889
	Number of Shares	Value
Media & Entertainment: 15.3%
Alphabet, Inc. *	17,527	$1,818,076
Meta Platforms, Inc. *	8,906	1,887,538
Netflix, Inc. *	2,413	833,643
Paramount Global	25,805	575,710
Roblox Corp. *	16,103	724,313
Roku, Inc. *	11,798	776,544
Snap, Inc. *	66,185	741,934
Trade Desk, Inc. *	5,339	325,198
Walt Disney Co. *	8,642	865,323
Warner Bros Discovery, Inc. *	27,135	409,739
		8,958,018
Pharmaceuticals, Biotechnology & Life Sciences: 4.4%
AbbVie, Inc.	2,359	375,953
Agilent Technologies, Inc.	5,028	695,574
Johnson & Johnson	2,425	375,875
Moderna, Inc. *	3,785	581,300
Pfizer, Inc.	14,215	579,972
		2,608,674
Real Estate Investment Trusts: 0.7%
Medical Properties Trust, Inc.	46,757	384,343
Semiconductors & Semiconductor Equipment: 11.0%
Advanced Micro Devices, Inc. *	18,275	1,791,133
Enphase Energy, Inc. *	2,248	472,709
First Solar, Inc. *	1,515	329,513
Intel Corp.	36,006	1,176,316
Micron Technology, Inc.	6,958	419,846
NVIDIA Corp.	6,905	1,918,002
Qualcomm, Inc.	2,261	288,458
		6,395,977
Software & Services: 15.7%
Cloudflare, Inc. *	14,899	918,672
Crowdstrike Holdings, Inc. *	4,533	622,200
Microsoft Corp.	5,874	1,693,474
Palantir Technologies, Inc. *	210,397	1,777,855
Palo Alto Networks, Inc. *	1,867	372,915
Salesforce, Inc. *	4,121	823,293
Shopify, Inc. *	24,042	1,152,573
Snowflake, Inc. *	4,657	718,529
Twilio, Inc. *	5,355	356,804
Zoom Video Communications, Inc. *	4,971	367,059
Zscaler, Inc. *	2,978	347,920
		9,151,294
Technology Hardware & Equipment: 3.8%
Apple, Inc.	10,744	1,771,686
Cisco Systems, Inc.	8,428	440,574
		2,212,260
Telecommunication Services: 0.7%
Verizon Communications, Inc.	10,418	405,156
Transportation: 1.5%
American Airlines Group, Inc. *	24,279	358,115

See Notes to Financial Statements

23

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Transportation (continued)
Uber Technologies, Inc. *	16,256	$515,315
		873,430
Total Common Stocks (Cost: $55,438,520)		58,120,116

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.2%
Money Market Fund: 6.2% (Cost: $3,584,301)
State Street Navigator Securities Lending Government Money Market Portfolio	3,584,301	3,584,301
Total Investments: 106.1% (Cost: $59,022,821)		61,704,417
Liabilities in excess of other assets: (6.1)%		(3,529,951)
NET ASSETS: 100.0%		$58,174,466

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $5,774,869.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	30.5%	$17,759,529
Consumer Discretionary	23.3	13,524,900
Communication Services	16.1	9,363,174
Financials	10.9	6,300,537
Industrials	5.3	3,057,009
Health Care	4.5	2,608,675
Consumer Staples	4.4	2,598,988
Energy	3.9	2,258,073
Real Estate	0.7	384,342
Materials	0.4	264,889
	100.0%	$58,120,116

The summary of inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$58,120,116	$—	$—	$58,120,116
Money Market Fund	3,584,301	—	—	3,584,301
Total Investments	$61,704,417	$—	$—	$61,704,417

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

24

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2023 (unaudited)

	Commodity Strategy ETF (a)	Durable High Dividend ETF	Inflation Allocation ETF (a)	Long/Flat Trend ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$32,018,335	$94,971,050	$67,820,770	$23,560,400
Affiliated issuers (3)	—	—	53,985,509	—
Short-term investments held as collateral for securities loaned (4)	—	—	13,621,763	—
Cash	1,325,927	165,689	165,422	907,576
Cash on deposit with broker for futures contracts	578,090	—	—	—
Receivables:
Investment securities sold	—	173,582	627,821	—
Shares of beneficial interest sold	4,849,020	—	—	—
Dividends and interest	—	236,907	75,268	31
Prepaid expenses	—	—	1,640	624
Total assets	38,771,372	95,547,228	136,298,193	24,468,631
Liabilities:
Payables:
Investment securities purchased	4,603,234	—	—	—
Shares of beneficial interest redeemed	—	—	627,387	—
Collateral for securities loaned	—	—	13,621,763	—
Line of credit	—	—	—	879,794
Due to Adviser	13,386	23,362	28,211	45,991
Deferred Trustee fees	—	624	753	1,252
Accrued expenses	—	501	28,268	41,152
Variation margin on futures contracts	229,819	—	—	—
Total liabilities	4,846,439	24,487	14,306,382	968,189
NET ASSETS	$33,924,933	$95,522,741	$121,991,811	$23,500,442
Shares outstanding	700,000	3,050,000	4,825,000	650,000
Net asset value, redemption and offering price per share	$48.46	$31.32	$25.28	$36.15
Net Assets consist of:
Aggregate paid in capital	$34,677,152	$101,478,666	$144,548,710	$29,090,152
Total distributable earnings (loss)	(752,219)	(5,955,925)	(22,556,899)	(5,589,710)
NET ASSETS	$33,924,933	$95,522,741	$121,991,811	$23,500,442
(1) Value of securities on loan	$—	$—	$27,582,056	$—
(2) Cost of investments - Unaffiliated issuers	$32,012,908	$93,101,266	$69,293,141	$23,559,068
(3) Cost of investments - Affiliated issuers	$—	$—	$55,982,350	$—
(4) Cost of short-term investments held as collateral for securities loaned	$—	$—	$13,621,763	$—

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

25

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2023 (unaudited)

	Morningstar ESG Moat ETF	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar SMID Moat ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$4,095,199	$18,510,665	$210,573,094	$47,593,281
Short-term investments held as collateral for securities loaned (3)	—	177,721	5,155,874	955
Cash	24,423	14,639	4,997	13,784
Cash denominated in foreign currency, at value (4)	—	8,211	300,820	—
Receivables:
Shares of beneficial interest sold	—	—	—	1,396,800
Due from Adviser	5,655	986	—	—
Dividends and interest	3,779	35,550	446,380	48,766
Prepaid expenses	474	534	1,171	—
Total assets	4,129,530	18,748,306	216,482,336	49,053,586
Liabilities:
Payables:
Investment securities purchased	—	—	—	1,396,568
Shares of beneficial interest redeemed	—	30	18,599	—
Collateral for securities loaned	—	177,721	5,155,874	955
Line of credit	—	—	1,108,710	—
Due to Adviser	—	—	82,631	11,142
Deferred Trustee fees	6	275	2,260	10
Accrued expenses	28,377	22,241	7,771	33,090
Total liabilities	28,383	200,267	6,375,845	1,441,765
NET ASSETS	$4,101,147	$18,548,039	$210,106,491	$47,611,821
Shares outstanding	175,000	550,000	6,600,000	1,675,000
Net asset value, redemption and offering price per share	$23.44	$33.72	$31.83	$28.42
Net Assets consist of:
Aggregate paid in capital	$4,024,476	$16,918,301	$225,454,102	$46,672,369
Total distributable earnings (loss)	76,671	1,629,738	(15,347,611)	939,452
NET ASSETS	$4,101,147	$18,548,039	$210,106,491	$47,611,821
(1) Value of securities on loan	$—	$167,628	$6,997,413	$295,443
(2) Cost of investments - Unaffiliated issuers	$3,811,165	$16,930,675	$204,237,266	$46,496,210
(3) Cost of short-term investments held as collateral for securities loaned	$—	$177,721	$5,155,874	$955
(4) Cost of cash denominated in foreign currency	$—	$8,221	$296,988	$—

See Notes to Financial Statements

26

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2023 (unaudited)

	Morningstar Wide Moat ETF	Social Sentiment ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$7,570,567,553	$58,120,116
Short-term investments held as collateral for securities loaned (3)	—	3,584,301
Cash	11,709,031	54,261
Receivables:
Investment securities sold	—	728,474
Shares of beneficial interest sold	32,991,882	—
Dividends and interest	7,519,598	35,522
Prepaid expenses	31,454	—
Total assets	7,622,819,518	62,522,674
Liabilities:
Payables:
Investment securities purchased	39,466,037	—
Shares of beneficial interest redeemed	—	727,855
Collateral for securities loaned	—	3,584,301
Due to Adviser	2,757,345	36,052
Deferred Trustee fees	150,734	—
Accrued expenses	139,997	—
Total liabilities	42,514,113	4,348,208
NET ASSETS	$7,580,305,405	$58,174,466
Shares outstanding	102,650,000	3,900,000
Net asset value, redemption and offering price per share	$73.85	$14.92
Net Assets consist of:
Aggregate paid in capital	$8,200,674,088	$157,573,854
Total distributable earnings (loss)	(620,368,683)	(99,399,388)
NET ASSETS	$7,580,305,405	$58,174,466
(1) Value of securities on loan	$20,527,408	$5,774,869
(2) Cost of investments - Unaffiliated issuers	$7,415,587,755	$55,438,520
(3) Cost of short-term investments held as collateral for securities loaned	$—	$3,584,301

See Notes to Financial Statements

27

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2023 (unaudited)

	Commodity Strategy ETF (a) (b)	Durable High Dividend ETF	Inflation Allocation ETF (a)	Long/Flat Trend ETF
Income:
Dividends - unaffiliated issuers	$—	$1,611,873	$823,693	$77,062
Dividends - affiliated issuers	—	—	629,087	—
Interest	334,711	—	5,642	246,508
Securities lending income	—	3,779	96,577	4,002
Total income	334,711	1,615,652	1,554,999	327,572
Expenses:
Management fees	41,823	127,827	338,140	72,985
Professional fees	—	—	21,003	18,375
Custody and accounting fees	—	—	13,254	12,206
Reports to shareholders	—	—	6,829	4,947
Trustees’ fees and expenses	—	—	9,042	1,426
Registration fees	—	—	9,367	3,096
Insurance	—	—	2,997	1,058
Interest and taxes	561	5,768	296	18,375
Other	—	—	1,171	799
Total expenses	42,384	133,595	402,099	133,267
Waiver of management fees	—	—	(112,265)	(34,608)
Net expenses	42,384	133,595	289,834	98,659
Net investment income	292,327	1,482,057	1,265,165	228,913

Net realized gain (loss) on:
Investments - unaffiliated issuers	87	(3,348,017)	(4,856,544)	361,074
Investments - affiliated issuers	—	—	(1,300,398)	—
In-kind redemptions - unaffiliated issuers	—	3,290,012	565,578	2,308,554
In-kind redemptions - affiliated issuers	—	—	449,948	—
Futures	(816,942)	—	—	—
Net realized gain (loss)	(816,855)	(58,005)	(5,141,416)	2,669,628

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	5,437	8,857,490	13,845,798	(16,932)
Investments - affiliated issuers	—	—	6,170,659	—
Futures	(233,128)	—	—	—
Net change in unrealized appreciation (depreciation)	(227,691)	8,857,490	20,016,457	(16,932)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(752,219)	$10,281,542	$16,140,206	$2,881,609

(a)	Consolidated Statement of Operations
(b)	For the period December 21, 2022 (commencement of operations) through March 31, 2023.

See Notes to Financial Statements

28

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2023 (unaudited)

	Morningstar ESG Moat ETF	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar SMID Moat ETF (a)
Income:
Dividends	$36,157	$238,542	$794,630	$274,532
Interest	166	387	—	83
Securities lending income	—	430	4,624	1,459
Foreign taxes withheld	—	(9,249)	(42,978)	—
Total income	36,323	230,110	756,276	276,074
Expenses:
Management fees	8,661	39,557	253,356	65,575
Professional fees	19,527	22,385	21,082	27,132
Custody and accounting fees	9,445	17,508	25,524	15,925
Reports to shareholders	1,772	5,109	5,395	4,512
Trustees’ fees and expenses	723	771	537	560
Registration fees	2,755	1,816	2,534	2,424
Insurance	944	991	2,051	—
Interest	—	139	2,046	—
Other	248	830	768	502
Total expenses	44,075	89,106	313,293	116,630
Waiver of management fees	(8,661)	(39,557)	(27,488)	(45,227)
Expenses assumed by the Adviser	(25,984)	(3,700)	—	—
Net expenses	9,430	45,849	285,805	71,403
Net investment income	26,893	184,261	470,471	204,671

Net realized gain (loss) on:
Investments	(252,797)	(545,396)	(4,606,847)	(1,829,174)
In-kind redemptions	94,888	547,451	(638,811)	1,532,895
Foreign currency transactions and foreign denominated assets and liabilities	—	(301)	67,588	—
Net realized gain (loss)	(157,909)	1,754	(5,178,070)	(296,279)

Net change in unrealized appreciation (depreciation) on:
Investments	705,334	3,029,949	18,795,702	1,097,070
Foreign currency translations and foreign denominated assets and liabilities	—	655	19,479	—
Net change in unrealized appreciation (depreciation)	705,334	3,030,604	18,815,181	1,097,070
Net Increase in Net Assets Resulting from Operations	$574,318	$3,216,619	$14,107,582	$1,005,462

(a)	For the period October 5, 2022 (commencement of operations) through March 31, 2023.

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2023 (unaudited)

	Morningstar Wide Moat ETF	Social Sentiment ETF
Income:
Dividends	$48,936,589	$312,817
Interest	172,535	524
Securities lending income	419,582	101,941
Foreign taxes withheld	—	(149)
Total income	49,528,706	415,133
Expenses:
Management fees	15,023,839	217,057
Professional fees	20,269	145,295
Custody and accounting fees	20,158	—
Reports to shareholders	160,177	—
Trustees’ fees and expenses	35,300	—
Registration fees	26,376	—
Insurance	34,071	—
Interest and taxes	253,001	346
Other	24,006	—
Total expenses	15,597,197	362,698
Reimbursement from the Adviser	—	(47,782)
Reimbursement from insurance proceeds	—	(97,513)
Net expenses	15,597,197	217,403
Net investment income	33,931,509	197,730

Net realized gain (loss) on:
Investments	(298,190,050)	(12,044,579)
In-kind redemptions	352,148,715	4,828,625
Foreign currency transactions and foreign denominated assets and liabilities	—	(5)
Net realized gain (loss)	53,958,665	(7,215,959)

Net change in unrealized appreciation (depreciation) on:
Investments	1,330,984,661	15,336,111
Net change in unrealized appreciation (depreciation)	1,330,984,661	15,336,111
Net Increase in Net Assets Resulting from Operations	$1,418,874,835	$8,317,882

See Notes to Financial Statements

30

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commodity Strategy ETF (a)	Durable High Dividend ETF
	Period Ended March 31, 2023 (b)	Period Ended March 31, 2023	Year Ended September 30, 2022
	(unaudited)	(unaudited)
Operations:
Net investment income	$292,327	$1,482,057	$2,029,834
Net realized gain (loss)	(816,855)	(58,005)	365,341
Net change in unrealized appreciation (depreciation)	(227,691)	8,857,490	(8,605,947)
Net increase (decrease) in net assets resulting from operations	(752,219)	10,281,542	(6,210,772)
Distributions to shareholders from:
Distributable earnings	—	(1,360,738)	(1,834,915)

Share transactions*:
Proceeds from sale of shares	34,677,152	37,259,706	66,874,815
Cost of shares redeemed	—	(23,431,179)	(37,292,890)
Increase in net assets resulting from share transactions	34,677,152	13,828,527	29,581,925
Total increase in net assets	33,924,933	22,749,331	21,536,238
Net Assets, beginning of period	—	72,773,410	51,237,172
Net Assets, end of period	$33,924,933	$95,522,741	$72,773,410
*Shares of Common Stock Issued (no par value)
Shares sold	700,000	1,200,000	2,175,000
Shares redeemed	—	(775,000)	(1,225,000)
Net increase	700,000	425,000	950,000

(a)	Consolidated Statement of Changes in Net Assets
(b)	For the period December 21, 2022 (commencement of operations) through March 31, 2023.

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Inflation Allocation ETF (a)		Long/Flat Trend ETF
	Period Ended March 31, 2023	Year Ended September 30, 2022	Period Ended March 31, 2023	Year Ended September 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$1,265,165	$3,054,806	$228,913	$261,767
Net realized gain (loss)	(5,141,416)	(1,699,545)	2,669,628	974,460
Net change in unrealized appreciation (depreciation)	20,016,457	(24,548,223)	(16,932)	(8,534,839)
Net increase (decrease) in net assets resulting from operations	16,140,206	(23,192,962)	2,881,609	(7,298,612)
Distributions to shareholders from:
Distributable earnings	(2,100,120)	(2,650,043)	(315,038)	(175,010)

Share transactions*:
Proceeds from sale of shares	7,035,615	167,278,949	37,011,751	86,232,358
Cost of shares redeemed	(30,150,531)	(26,924,747)	(49,652,941)	(86,143,141)
Increase (decrease) in net assets resulting from share transactions	(23,114,916)	140,354,202	(12,641,190)	89,217
Total increase (decrease) in net assets	(9,074,830)	114,511,197	(10,074,619)	(7,384,405)
Net Assets, beginning of period	131,066,641	16,555,444	33,575,061	40,959,466
Net Assets, end of period	$121,991,811	$131,066,641	$23,500,442	$33,575,061
*Shares of Common Stock Issued (no par value)
Shares sold	275,000	6,200,000	1,050,000	2,350,000
Shares redeemed	(1,200,000)	(1,100,000)	(1,400,000)	(2,375,000)
Net increase (decrease)	(925,000)	5,100,000	(350,000)	(25,000)

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

32

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar ESG Moat ETF		Morningstar Global Wide Moat ETF
	Period Ended March 31, 2023	Period Ended September 30, 2022 (a)	Period Ended March 31, 2023	Year Ended September 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$26,893	$21,554	$184,261	$328,329
Net realized gain (loss)	(157,909)	(56,597)	1,754	229,786
Net change in unrealized appreciation (depreciation)	705,334	(421,300)	3,030,604	(4,370,505)
Net increase (decrease) in net assets resulting from operations	574,318	(456,343)	3,216,619	(3,812,390)
Distributions to shareholders from:
Distributable earnings	(37,500)	(3,803)	(585,100)	(1,104,550)

Share transactions*:
Proceeds from sale of shares	2,175,309	4,181,504	1,700,530	3,251,806
Cost of shares redeemed	(1,102,334)	(1,230,004)	(3,328,876)	—
Increase (decrease) in net assets resulting from share transactions	1,072,975	2,951,500	(1,628,346)	3,251,806
Total increase (decrease) in net assets	1,609,793	2,491,354	1,003,173	(1,665,134)
Net Assets, beginning of period	2,491,354	—	17,544,866	19,210,000
Net Assets, end of period	$4,101,147	$2,491,354	$18,548,039	$17,544,866
*Shares of Common Stock Issued (no par value)
Shares sold	100,000	175,000	50,000	100,000
Shares redeemed	(50,000)	(50,000)	(100,000)	—
Net increase (decrease)	50,000	125,000	(50,000)	100,000

(a)	For the period October 6, 2021 (commencement of operations) through September 30, 2022.

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar International Moat ETF		Morningstar SMID Moat ETF
	Period Ended March 31, 2023	Year Ended September 30, 2022	Period Ended March 31, 2023 (a)
	(unaudited)		(unaudited)
Operations:
Net investment income	$470,471	$3,051,398	$204,671
Net realized loss	(5,178,070)	(8,558,465)	(296,279)
Net change in unrealized appreciation (depreciation)	18,815,181	(12,831,453)	1,097,070
Net increase (decrease) in net assets resulting from operations	14,107,582	(18,338,520)	1,005,462
Distributions to shareholders from:
Distributable earnings	(1,800,060)	(3,150,000)	(66,010)

Share transactions*:
Proceeds from sale of shares	150,741,840	36,287,916	65,542,970
Cost of shares redeemed	(19,470,349)	(18,708,747)	(18,870,601)
Increase in net assets resulting from share transactions	131,271,491	17,579,169	46,672,369
Total increase (decrease) in net assets	143,579,013	(3,909,351)	47,611,821
Net Assets, beginning of period	66,527,478	70,436,829	—
Net Assets, end of period	$210,106,491	$66,527,478	$47,611,821
*Shares of Common Stock Issued (no par value)
Shares sold	4,700,000	1,150,000	2,375,000
Shares redeemed	(750,000)	(600,000)	(700,000)
Net increase	3,950,000	550,000	1,675,000

(a)	For the period October 5, 2022 (commencement of operations) through March 31, 2023.

See Notes to Financial Statements

34

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat ETF		Social Sentiment ETF
	Period Ended March 31, 2023	Year Ended September 30, 2022	Period Ended March 31, 2023	Year Ended September 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$33,931,509	$81,943,156	$197,730	$122,917
Net realized gain (loss)	53,958,665	301,662,752	(7,215,959)	(54,869,039)
Net change in unrealized appreciation (depreciation)	1,330,984,661	(1,688,150,367)	15,336,111	(13,810,175)
Net increase (decrease) in net assets resulting from operations	1,418,874,835	(1,304,544,459)	8,317,882	(68,556,297)
Distributions to shareholders from:
Distributable earnings	(78,997,870)	(77,004,720)	(209,840)	—

Share transactions*:
Proceeds from sale of shares	1,803,917,167	5,173,745,502	37,612,155	101,939,141
Cost of shares redeemed	(1,429,286,535)	(4,525,615,899)	(45,182,673)	(168,680,113)
Increase (decrease) in net assets resulting from share transactions	374,630,632	648,129,603	(7,570,518)	(66,740,972)
Total increase (decrease) in net assets	1,714,507,597	(733,419,576)	537,524	(135,297,269)
Net Assets, beginning of period	5,865,797,808	6,599,217,384	57,636,942	192,934,211
Net Assets, end of period	$7,580,305,405	$5,865,797,808	$58,174,466	$57,636,942
*Shares of Common Stock Issued (no par value)
Shares sold	25,900,000	74,050,000	2,700,000	4,975,000
Shares redeemed	(21,050,000)	(66,300,000)	(3,325,000)	(8,275,000)
Net increase (decrease)	4,850,000	7,750,000	(625,000)	(3,300,000)

See Notes to Financial Statements

35

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Commodity Strategy ETF(a)

	Period Ended March 31, 2023 (b)
	(unaudited)
Net asset value, beginning of period	$50.00
Net investment income (c)	0.53
Net realized and unrealized loss on investments	(2.07)
Total from investment operations	(1.54)
Net asset value, end of period	$48.46
Total return (d)	(3.07	)%(e)

Ratios to average net assets
Expenses	0.56	%(f)
Expenses excluding interest and taxes	0.55	%(f)
Net investment income	3.84	%(f)
Supplemental data
Net assets, end of period (in millions)	$34
Portfolio turnover rate (g)	0	%(e)

(a)	Consolidated Financial Highlights
(b)	For the period December 21, 2022 (commencement of operations) through March 31, 2023.
(c)	Calculated based upon average shares outstanding
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

36

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Durable High Dividend ETF
			Year Ended September 30,			Period
	Period Ended March 31, 2023		2022	2021	2020	Ended September 30, 2019(a)
	(unaudited)
Net asset value, beginning of period	$27.72		$30.59	$26.78	$28.24	$25.36
Net investment income (b)	0.52		0.99	1.01	0.92	0.75
Net realized and unrealized gain (loss) on investments	3.59		(2.90)	3.71	(1.28)	2.62
Total from investment operations	4.11		(1.91)	4.72	(0.36)	3.37
Distributions from:
Net investment income	(0.51)		(0.96)	(0.91)	(0.90)	(0.49)
Net realized capital gains	—		—	—	(0.20)	—
Total distributions	(0.51)		(0.96)	(0.91)	(1.10)	(0.49)
Net asset value, end of period	$31.32		$27.72	$30.59	$26.78	$28.24
Total return (c)	14.90	%(d)	(6.58)%	17.89%	(1.26)%	13.41	%(d)

Ratios to average net assets
Gross expenses (e)	0.30	%(f)	0.29%	0.53%	0.73%	1.14	%(f)
Net expenses (e)	0.30	%(f)	0.29%	0.29%	0.29%	0.29	%(f)
Net expenses excluding interest, (e)	0.29	%(f)	0.29%	0.29%	0.29%	0.29	%(f)
Net investment income	3.36	%(f)	3.19%	3.38%	3.44%	3.00	%(f)
Supplemental data
Net assets, end of period (in millions)	$96		$73	$51	$33	$18
Portfolio turnover rate (g)	32	%(d)	50%	50%	67%	94	%(d)

(a)	For the period October 30, 2018 (commencement of operations) through September 30, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Periods after September 30, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

37

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Inflation Allocation ETF(a)
			Year Ended September 30,				Period
	Period Ended March 31, 2023		2022	2021	2020	2019	Ended September 30, 2018(b)
	(unaudited)
Net asset value, beginning of period	$22.79		$25.47	$20.15	$25.25	$25.39	$25.18
Net investment income (c)	0.23		0.92	0.14	0.45	0.31	0.10
Net realized and unrealized gain (loss) on investments	2.64		(1.44)	6.57	(4.94)	(0.31)	0.11
Total from investment operations	2.87		(0.52)	6.71	(4.49)	—	0.21
Distributions from:
Net investment income	(0.38)		(2.16)	(1.39)	(0.61)	(0.14)	—
Net asset value, end of period	$25.28		$22.79	$25.47	$20.15	$25.25	$25.39
Total return (d)	12.62	%(e)	(2.71)%	34.11%	(18.32)%	0.02%	0.83	%(e)

Ratios to average net assets
Gross expenses (f)	0.59	%(g)	0.63%	1.60%	1.12%	0.93%	1.57	%(g)
Net expenses (f)	0.43	%(g)	0.51%	0.56%	0.55%	0.55%	0.55	%(g)
Net expenses excluding interest (f)	0.43	%(g)	0.51%	0.55%	0.55%	0.55%	0.55	%(g)
Net investment income (f)	1.87	%(g)	3.56%	0.58%	1.97%	1.23%	0.78	%(g)
Supplemental data
Net assets, end of period (in millions)	$122		$131	$17	$9	$30	$15
Portfolio turnover rate (h)	59	%(e)	32%	76%	195%	449%	130	%(e)

(a)	Consolidated Financial Highlights
(b)	For the period April 9, 2018 (commencement of operations) through September 30, 2018.
(c)	Calculated based upon average shares outstanding
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Annualized
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

38

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long/Flat Trend ETF
			Year Ended September 30,				Period
	Period Ended March 31, 2023		2022	2021	2020	2019	Ended September 30, 2018(a)
	(unaudited)
Net asset value, beginning of period	$33.58		$39.96	$31.55	$28.02	$28.24	$25.03
Net investment income (b)	0.27		0.24	0.34	0.40	0.39	0.42
Net realized and unrealized gain (loss) on investments	2.71		(6.46)	8.78	3.56 (c)	(0.35)	2.89
Total from investment operations	2.98		(6.22)	9.12	3.96	0.04	3.31
Distributions from:
Net investment income	(0.41)		(0.16)	(0.71)	(0.43)	(0.26)	(0.10)
Net asset value, end of period	$36.15		$33.58	$39.96	$31.55	$28.02	$28.24
Total return (d)	8.95	%(e)	(15.67)%	29.29%	14.22%	0.29%	13.25	%(e)

Ratios to average net assets
Gross expenses (f)	0.91	%(g)	0.72%	0.82%	0.76%	0.69%	0.86	%(g)
Net expenses (f)	0.68	%(g)	0.59%	0.55%	0.55%	0.57%	0.56	%(g)
Net expenses excluding interest, (f)	0.55	%(g)	0.55%	0.55%	0.55%	0.55%	0.55	%(g)
Net investment income (f)	1.57	%(g)	0.60%	0.91%	1.38%	1.47%	1.58	%(g)
Supplemental data
Net assets, end of period (in millions)	$24		$34	$41	$32	$66	$52
Portfolio turnover rate (h)	173	%(e)	243%	1%	0%	59%	28	%(e)

(a)	For the period October 4, 2017 (commencement of operations) through September 30, 2018.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Annualized
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

39

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar ESG Moat ETF

	Period Ended March 31, 2023		Period Ended September 30, 2022(a)
	(unaudited)
Net asset value, beginning of period	$19.93		$25.05
Net investment income (b)	0.16		0.25
Net realized and unrealized gain (loss) on investments	3.56		(5.32)
Total from investment operations	3.72		(5.07)
Distributions from:
Net investment income	(0.21)		(0.05)
Net asset value, end of period	$23.44		$19.93
Total return (c)	18.74	%(d)	(20.30	)%(d)

Ratios to average net assets
Gross expenses	2.29	%(e)	4.24	%(e)
Net expenses	0.49	%(e)	0.49	%(e)
Net investment income	1.40	%(e)	1.06	%(e)
Supplemental data
Net assets, end of period (in millions)	$4		$2
Portfolio turnover rate (f)	25	%(d)	44	%(d)

(a)	For the period October 6, 2021 (commencement of operations) through September 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Global Wide Moat ETF
			Year Ended September 30,			Period
	Period Ended March 31, 2023		2022	2021	2020	Ended September 30, 2019(a)
	(unaudited)
Net asset value, beginning of period	$29.24		$38.42	$32.17	$28.97	$25.30
Net investment income (b)	0.34		0.63	0.54	0.46	0.47
Net realized and unrealized gain (loss) on investments	5.31		(7.60)	6.74	3.47	3.31
Total from investment operations	5.65		(6.97)	7.28	3.93	3.78
Distributions from:
Net investment income	(0.70)		(0.55)	(0.43)	(0.34)	(0.11)
Net realized capital gains	(0.47)		(1.66)	(0.60)	(0.39)	—
Total distributions	(1.17)		(2.21)	(1.03)	(0.73)	(0.11)
Net asset value, end of period	$33.72		$29.24	$38.42	$32.17	$28.97
Total return (c)	19.52	%(d)	(19.41)%	22.99%	13.70%	15.01	%(d)

Ratios to average net assets
Gross expenses	1.01	%(e)	0.96%	1.20%	2.04%	2.50	%(e)
Net expenses	0.52	%(e)	0.52%	0.52%	0.52%	0.56	%(e)
Net expenses excluding interest,	0.52	%(e)	0.52%	0.52%	0.52%	0.52	%(e)
Net investment income	2.10	%(e)	1.76%	1.44%	1.54%	1.86	%(e)
Supplemental data
Net assets, end of period (in millions)	$19		$18	$19	$10	$6
Portfolio turnover rate (f)	32	%(d)	67%	74%	68%	71	%(d)

(a)	For the period October 30, 2018 (commencement of operations) through September 30, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

			Morningstar International Moat ETF
	Period			Year Ended September 30,
	Ended March 31, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$25.10		$33.54	$29.38	$30.57	$33.13	$35.49
Net investment income (a)	0.14		1.34	1.07	0.62	1.00	0.91
Net realized and unrealized gain (loss) on investments	7.54		(8.28)	3.81	(0.56)	(2.50)	(1.27)
Total from investment operations	7.68		(6.94)	4.88	0.06	(1.50)	(0.36)
Distributions from:
Net investment income	(0.95)		(1.50)	(0.72)	(1.25)	(1.06)	(0.98)
Net realized capital gains	—		—	—	—	—	(1.02)
Total distributions	(0.95)		(1.50)	(0.72)	(1.25)	(1.06)	(2.00)
Net asset value, end of period	$31.83		$25.10	$33.54	$29.38	$30.57	$33.13
Total return (b)	30.97	%(c)	(21.65)%	16.64%	(0.14)%	(4.25)%	(1.14)%

Ratios to average net assets
Gross expenses	0.62	%(d)	0.67%	0.76%	0.76%	0.69%	0.72%
Net expenses	0.56	%(d)	0.58%	0.57%	0.58%	0.57%	0.57%
Net expenses excluding interest,	0.56	%(d)	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	0.93	%(d)	4.32%	3.09%	2.10%	3.26%	2.67%
Supplemental data
Net assets, end of period (in millions)	$210		$67	$70	$51	$83	$89
Portfolio turnover rate (e)	58	%(c)	105%	110%	94%	85%	112%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar SMID Moat ETF

	Period Ended March 31, 2023(a)
	(unaudited)
Net asset value, beginning of period	$26.02
Net investment income (b)	0.20
Net realized and unrealized gain on investments	2.26
Total from investment operations	2.46
Distributions from:
Net investment income	(0.06)
Net asset value, end of period	$28.42
Total return (c)	9.50	%(d)

Ratios to average net assets
Gross expenses	0.80	%(e)
Net expenses	0.49	%(e)
Net investment income	1.40	%(e)
Supplemental data
Net assets, end of period (in millions)	$48
Portfolio turnover rate (f)	41	%(d)

(a)	For the period October 5, 2022 (commencement of operations) through March 31, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

			Morningstar Wide Moat ETF
	Period			Year Ended September 30,
	Ended March 31, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$59.98		$73.28	$54.63	$50.13	$46.73	$40.33
Net investment income (a)	0.34		0.85	0.96	0.92	0.89	0.73
Net realized and unrealized gain (loss) on investments	14.34		(13.33)	18.59	4.30	3.25	6.13
Total from investment operations	14.68		(12.48)	19.55	5.22	4.14	6.86
Distributions from:
Net investment income	(0.81)		(0.82)	(0.90)	(0.72)	(0.74)	(0.46)
Net asset value, end of period	$73.85		$59.98	$73.28	$54.63	$50.13	$46.73
Total return (b)	24.66	%(c)	(17.27)%	36.11%	10.40%	9.21%	17.11%

Ratios to average net assets
Expenses	0.47	%(d)	0.46%	0.46%	0.47%	0.48%	0.49%
Expenses excluding interest, and taxes	0.46	%(d)	0.46%	0.46%	0.47%	0.48%	0.49%
Net investment income	1.02	%(d)	1.20%	1.40%	1.77%	1.90%	1.69%
Supplemental data
Net assets, end of period (in millions)	$7,580		$5,866	$6,599	$3,398	$2,486	$1,570
Portfolio turnover rate (e)	19	%(c)	51%	47%	48%	58%	56%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Social Sentiment ETF

	Period Ended March 31, 2023		Year Ended September 30, 2022	Period Ended September 30, 2021(a)
	(unaudited)
Net asset value, beginning of period	$12.74		$24.66	$25.00
Net investment income (loss) (b)	0.05		0.02	(0.03)
Net realized and unrealized gain (loss) on investments	2.18		(11.94)	(0.31	)(c)
Total from investment operations	2.23		(11.92)	(0.34)
Distributions from:
Net investment income	(0.05)		—	—
Net asset value, end of period	$14.92		$12.74	$24.66
Total return (d)	17.58	%(e)	(48.34)%	(1.38	)%(e)

Ratios to average net assets
Gross expenses	1.25	%(f)	1.16%	0.75	%(f)
Net expenses	0.75	%(f)	0.75%	0.75	%(f)
Net investment income (loss)	0.68	%(f)	0.11%	(0.20	)%(f)
Supplemental data
Net assets, end of period (in millions)	$58		$58	$193
Portfolio turnover rate (g)	108	%(e)	263%	161	%(e)

(a)	For the period March 3, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Commodity Strategy ETF	Non-Diversified
Durable High Dividend ETF	Diversified
Inflation Allocation ETF	Non-Diversified
Long/Flat Trend ETF	Diversified
Morningstar ESG Moat ETF	Non-Diversified
Morningstar Global Wide Moat ETF	Diversified
Morningstar International Moat ETF	Diversified
Morningstar SMID Moat ETF	Diversified
Morningstar Wide Moat ETF	Diversified
Social Sentiment ETF	Non-Diversified

Each Fund, except for Inflation Allocation ETF and Commodity Strategy ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index listed in the table below.

Fund	Index

Durable High Dividend ETF	Morningstar® US Dividend Valuation IndexSM
Long/Flat Trend ETF	Ned Davis Research CMG US Large Cap Long/Flat Index
Morningstar ESG Moat ETF	Morningstar® US Sustainability Moat Focus IndexSM
Morningstar Global Wide Moat ETF	Morningstar® Global Wide Moat Focus IndexSM
Morningstar International Moat ETF	Morningstar® Global ex-US Moat Focus IndexSM
Morningstar SMID Moat ETF	Morningstar® US Small-Mid Cap Moat Focus IndexSM
Morningstar Wide Moat ETF	Morningstar® Wide Moat Focus IndexSM
Social Sentiment ETF	BUZZ NextGen AI US Sentiment Leaders Index

Using a proprietary, rules-based real asset allocation model, the Inflation Allocation ETF seeks to achieve its investment objective by investing primarily in exchange traded products (“ETPs”) that provide exposure to real assets, which include commodities, real estate, natural resources and infrastructure, as well as companies that own, operate, or derive a significant portion of their value from real assets or the production thereof.

The Commodity Strategy ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, in exchange-traded commodity futures contracts, exchange-traded and over-the-counter (“OTC”) commodity-linked instruments, and pooled investment vehicles, including ETPs that provide exposure to commodities and Cash and Fixed Income Investments. The Fund does not invest in commodities directly.

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the Funds, except for Inflation Allocation ETF and Commodity Strategy ETF. Van Eck Absolute Return Advisers Corporation (“VEARA”) serves as the investment adviser to Inflation Allocation ETF and Commodity Strategy ETF and their Subsidiaries. VEAC and VEARA are collectively referred to as the “Adviser”.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

46

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Futures contracts are generally valued at the official settlement price on the primary exchange on which they trade and are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered as Level 1 in the fair value hierarchy. The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:
47

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Inflation Allocation ETF invests in certain ETPs through the Real Asset Allocation Subsidiary. The Commodity Strategy ETF invests in certain ETPs and Commodity Instruments through the Commodity Strategy Subsidiary, (collectively the “Subsidiaries” and each a wholly-owned “Subsidiary”), organized under the laws of Cayman Islands. Each Fund’s investment in the Subsidiary may not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Consolidated financial statements of each Fund present the financial position and results of operations for each Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income from Durable High Dividend ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed in the financial statements. Such amounts are included within the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Use of Derivative Instruments—Certain Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as OTC derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified
48

date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Futures Contracts—Futures contracts are financial contracts, the value of which depends on, or is derived from, the underlying reference asset. The Commodity Strategy ETF invests in commodity futures contracts, and the underlying reference assets consist of commodity instruments. Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are generally made or received by the Fund each day depending on the fluctuations in the value of the Futures. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures, until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Commodity Strategy ETF held futures contracts during the period ended March 31, 2023, the average notional amount for the period was $28,207,302. Futures contracts held by Commodity Strategy ETF at March 31, 2023 are reflected in the Schedule of Investments.

At March 31, 2023, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Liability Derivatives
Commodity Risk
Commodity Strategy ETF
Futures contracts[1]	$229,819

[1]	Statements of Assets and Liabilities location: Variation margin for futures contracts

The impact of transactions in derivative instruments during the period ended March 31, 2023, was as follows:

Commodity Risk
Commodity Strategy ETF
Realized gain (loss):
Futures contracts[1]	$(816,942)
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$(233,128)

[1]	Statements of Operations location: Net realized gain (loss) on futures contracts
[2]	Statements of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for securities lending and derivative instruments. Collateral held for derivative instruments at March 31, 2023, is presented in the Statement of Assets and Liabilities.
49

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

For financial reporting purposes, the Funds presents derivative instruments and securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities.

Futures contracts held by Commodity Strategy ETF are not subject to a master netting agreements or other similar arrangements. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. Refer to the Schedules of Investments and Statements of Assets and Liabilities for collateral received or pledged as of March 31, 2023.

Cash collateral received for securities lending in the form of money market fund investments, if any, at March 31, 2023, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. Such amounts are based on historical information available to the Funds and other industry sources. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2024, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the following table.

The management fee rates and expense limitations for the period ended March 31, 2023, are as follows:

Fund	Management Fees	Expense Limitations
Inflation Allocation ETF	0.50%	0.55%
Long/Flat Trend ETF	0.50	0.55
Morningstar ESG Moat ETF	0.45	0.49
Morningstar Global Wide Moat ETF	0.45	0.52
Morningstar International Moat ETF	0.50	0.56
Morningstar SMID Moat ETF	0.45	0.49
Morningstar Wide Moat ETF	0.45	0.49

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

50

The Adviser waives the management fees it charges the Funds by the amount it collects as a management fee from underlying funds managed by the Adviser. For the period ended March 31, 2023, the Adviser waived management fees of $112,265 due to such investments held in the Inflation Allocation ETF.

The Funds listed below utilize a unitary management fee structure where the Adviser will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. In addition, for Social Sentiment ETF, the Adviser has (i) agreed to pay the offering costs until at least February 1, 2024 and (ii) contractually agreed to waive or reduce its management fees and/or pay Fund expenses in an amount equal to the Fund’s extraordinary legal expenses up to $500,000 until at least February 1, 2024. The Fund has insurance policy to cover extraordinary legal expenses in excess of $500,000. Refer to Statement of Operation for the reimbursement from insurance proceeds the Fund received during the period ended March 31, 2023. For Commodity Strategy ETF, the Adviser has agreed to pay and/or reimburse the Fund for the offering costs and trading expenses that are net account or similar fees charged by futures commission merchants (“FCMs”) until at least February 1, 2024.

Fund	Unitary Management Fee Rate
Commodity Strategy ETF	0.55%
Durable High Dividend ETF	0.29
Social Sentiment ETF	0.75

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At March 31, 2023, the Adviser owned approximately 5% of Durable High Dividend ETF and 29% of Morningstar ESG Moat ETF.

Note 4—Capital Share Transactions—As of March 31, 2023, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

51

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 5—Investments—For the period ended March 31, 2023, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Durable High Dividend ETF	28,114,241	28,210,948	37,272,851	23,300,307
Inflation Allocation ETF*	78,550,618	83,004,413	6,915,059	25,972,640
Long/Flat Trend ETF	53,424,503	24,274,820	36,601,349	68,420,357
Morningstar ESG Moat ETF	929,142	1,082,614	2,172,053	960,817
Morningstar Global Wide Moat ETF	5,622,894	6,160,961	1,623,928	3,146,600
Morningstar International Moat ETF	76,652,057	58,582,643	129,463,825	16,977,581
Morningstar SMID Moat ETF	13,544,290	13,463,175	65,565,896	18,854,521
Morningstar Wide Moat ETF	1,306,678,595	1,348,603,876	1,803,689,513	1,441,038,496
Social Sentiment ETF	62,693,936	62,573,560	37,628,190	45,335,920

*   Represents consolidated cost of investments purchased and proceeds from investments sold.

Note 6—Income Taxes—As of March 31, 2023, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Commodity Strategy ETF	$32,012,908	$5,588	$(161)	$5,427
Durable High Dividend ETF	93,113,111	3,828,409	(1,970,470)	1,857,939
Inflation Allocation ETF	140,676,606	2,100,587	(7,349,151)	(5,248,564)
Long/Flat Trend ETF	24,756,164	1,332	(1,197,096)	(1,195,764)
Morningstar ESG Moat ETF	3,824,783	351,187	(80,771)	270,416
Morningstar Global Wide Moat ETF	17,110,964	1,990,041	(412,619)	1,577,422
Morningstar International Moat ETF	209,460,202	9,950,631	(3,681,865)	6,268,766
Morningstar SMID Moat ETF	46,497,165	1,950,121	(853,050)	1,097,071
Morningstar Wide Moat ETF	7,418,904,572	494,763,408	(343,100,427)	151,662,981
Social Sentiment ETF	66,884,500	4,788,021	(9,968,104)	(5,180,083)

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2022, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Durable High Dividend ETF	(5,236,742)	(3,250,213)	(8,486,955)
Inflation Allocation ETF	(12,017,104)	(118,204)	(12,135,308)
Long/Flat Trend ETF	(7,039,578)	(84,443)	(7,124,021)
Morningstar ESG Moat ETF	(140,786)	–	(140,786)
Morningstar International Moat ETF	(9,629,142)	(7,130,404)	(16,759,546)
Morningstar Wide Moat ETF	(515,103,282)	(325,969,119)	(841,072,401)
Social Sentiment ETF	(80,568,051)	(6,546,103)	(87,114,154)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

52

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2023, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Commodity Strategy ETF invests in futures contracts. The usage of futures contracts is subject to risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve its investment objective. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying commodity (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, the Fund’s investments in futures contracts will generally underperform a direct investment in the underlying commodity.

Long/Flat Trend ETF may invest in shares of other funds, including ETFs that track the S&P 500 Index. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of the Fund’s shares is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund.

Inflation Allocation ETF may concentrate its investments in ETPs that invest directly in, or have exposure to, equity and debt securities, as well as real asset categories such as commodities, real estate, natural resources and infrastructure. Such investments may subject the ETPs to greater volatility than investments in traditional securities. The Fund is dependent on the performance of underlying funds and is subject to the risks of those funds. In addition, the Fund may gain exposure to the cryptocurrency Bitcoin by investing in pooled investment vehicles that invest in Bitcoin, which generally operates without central authority (such as a bank) and is not backed by any government; nor is it legal tender. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrencies, and regulation in the United States is still developing. Cryptocurrencies are susceptible to theft, loss and destruction. Accordingly, the Fund’s indirect investment in Bitcoin is also susceptible to these risks. Cryptocurrency exchanges have in the past, and may in the future, stop operating or permanently shut down due to fraud, cybersecurity issues, manipulation, technical glitches, hackers or malware, which may also affect the price of Bitcoin and thus the Fund’s indirect investment in Bitcoin.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Commodity Strategy ETF and Inflation Allocation ETF.

53

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Social Sentiment ETF may concentrate its investment in the information technology and communication services sector. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of these sectors. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement. The index provider relies on social media analytics, which are relatively new and untested. Investing in companies based on social media analytics involves the potential risk of market manipulation because social media posts may be made with an intent to inflate, or otherwise manipulate, the public perception of a company stock or other investment. Furthermore, text and sentiment analysis of social media postings may prove inaccurate in predicting a company’s stock performance.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee was adopted on October 1, 2021, for Durable High Dividend ETF. For this Fund, the liability of the Plan shown as “Deferred Trustee fees” in the Statements of Asset and Liabilities represents amounts accrued through September 30, 2021. Social Sentiment ETF and Commodity Strategy ETF commenced operations with a unitary management fee and therefore bears no costs or liabilities relative to the Plan.

For Inflation Allocation ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar SMID Moat ETF, and Morningstar Wide Moat ETF, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at March 31, 2023, is presented on a gross basis in the Schedules of Investments and Statements of Assets

54

and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Inflation Allocation ETF	$27,582,056	$13,621,763	$14,652,206	$28,273,969
Morningstar Global Wide Moat ETF	167,628	177,721	–	177,721
Morningstar International Moat ETF	6,997,413	5,155,874	3,198,729	8,354,603
Morningstar SMID Moat ETF	295,443	955	305,293	306,248
Morningstar Wide Moat ETF	20,527,408	–	20,945,518	20,945,518
Social Sentiment ETF	5,774,869	3,584,301	2,347,771	5,932,072

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2023:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Morningstar Global Wide Moat ETF	177,721
Morningstar International Moat ETF	5,155,874
Morningstar SMID Moat ETF	955
Social Sentiment ETF	3,584,301

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2023, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Durable High Dividend ETF	149	$257,129	5.39%
Long/Flat Trend ETF	8	2,182,294	5.90
Morningstar International Moat ETF	135	415,823	5.28
Morningstar Wide Moat ETF	98	15,654,845	5.43

Outstanding loan balances as of March 31, 2023, if any, are reflected in the Statements of Assets and Liabilities.

55

VANECK ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for many Funds, redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2022 to December 31, 2022 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

56

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	STRATSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date June 8, 2023

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date June 8, 2023